          AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 27, 2001


                                                               File No. 811-8572
                                                               File No. 33-80514
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933 / /
                       POST-EFFECTIVE AMENDMENT NO. 15 /X/
                                       AND



                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 / /
                              AMENDMENT NO. 16 /X/


                               BISHOP STREET FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                          C/O THE CT CORPORATION SYSTEM
                                 2 OLIVER STREET
                           BOSTON, MASSACHUSETTS 02109
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE 1-888-462-5386

                                 KEVIN P. ROBINS
                           C/O SEI INVESTMENTS COMPANY
                            OAKS, PENNSYLVANIA 19456
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                   Copies to:
                            RICHARD W. GRANT, ESQUIRE
                           MORGAN, LEWIS & BOCKIUS LLP
                               1701 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103


    It is proposed that this filing become effective (check appropriate box)


              / / immediately upon filing pursuant to paragraph (b)
                 /X/ on April 30, 2001 pursuant to paragraph (b)
               / / 60 days after filing pursuant to paragraph (a)
               / / 75 days after filing pursuant to paragraph (a)
              / / on [date] pursuant to paragraph (a) of Rule 485.

                           INSTITUTIONAL CLASS SHARES

                               BISHOP STREET FUNDS

                                   PROSPECTUS


                                 APRIL 30, 2001


                                   EQUITY FUND
                             HIGH GRADE INCOME FUND
                           HAWAII MUNICIPAL BOND FUND
                                MONEY MARKET FUND
                           TREASURY MONEY MARKET FUND

                               INVESTMENT ADVISER
                        BISHOP STREET CAPITAL MANAGEMENT

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
             THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS


Bishop Street Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Class Shares of the Bishop Street Funds that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. IN THE NEXT COLUMN, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS.

IF YOU WOULD LIKE MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:


                                                                                        PAGE
     EQUITY FUND........................................................................ 2
     HIGH GRADE INCOME FUND............................................................. 4
     HAWAII MUNICIPAL BOND FUND......................................................... 6
     MONEY MARKET FUND.................................................................. 8
     TREASURY MONEY MARKET FUND.........................................................10
     MORE INFORMATION ABOUT RISK........................................................12
     MORE INFORMATION ABOUT FUND INVESTMENTS............................................13
     INVESTMENT ADVISER, SUB-ADVISER AND INVESTMENT TEAM................................13
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.....................................14
     DIVIDENDS AND DISTRIBUTIONS........................................................17
     TAXES..............................................................................17
     THE BOARD OF TRUSTEES..............................................................18
     FINANCIAL HIGHLIGHTS...............................................................19
     HOW TO OBTAIN MORE INFORMATION ABOUT
         BISHOP STREET FUNDS ...........................................................Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment manager invests Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund (other than a money market fund) is based on the market prices of the securities a Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely a Fund diversifies its holdings.

BISHOP STREET EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                   Long-term capital appreciation

INVESTMENT FOCUS                  Common stocks and other equity securities

SHARE PRICE VOLATILITY            High

PRINCIPAL INVESTMENT STRATEGY     Investing in a diversified portfolio of U.S.
                                  equity securities

INVESTOR PROFILE                  Investors seeking long-term capital
                                  appreciation, who are willing to accept the risk of share price volatility

INVESTMENT STRATEGY

The Equity Fund primarily invests (at least 65% of its assets) in common stocks and other equity securities that the Adviser believes have potential for capital appreciation. Such instruments include convertible securities. Generally, the Fund invests in securities of companies with market capitalizations in excess of $2 billion. The Fund seeks to be diversified across issuers and major economic sectors. In making a determination to buy, sell, or hold a security, the portfolio management team gives special consideration to the relationship of the security to the risk/reward measurement of the entire portfolio.


The Fund's investment approach, with its emphasis on common stocks and other equity securities, is expected to provide returns consistent with the performance of the U.S. stock market, as generally measured by broad U.S. stock market indices such as the S&P 500 Composite Index. The Adviser employs a core equity investment style with a growth bias.


PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, equity securities, may underperform other market segments.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in performance of the Fund's Institutional Class Shares from year to year.


                              1998          33.05%
                              1999          24.37%
                              2000         -16.20%



                        BEST QUARTER        WORST QUARTER
                           24.34%              -15.69%
                         (12/31/98)           (12/31/00)



This table compares the Fund's average annual total returns for the periods ended December 31, 2000 to those of the S&P 500 Composite Index and the Consumer Price Index.



                                                                  1 YEAR           SINCE INCEPTION
--------------------------------------------------------------------------------------------------
EQUITY FUND                                                      -16.20%               14.23%*
S&P 500 COMPOSITE INDEX                                           -9.11%               15.79%*
CONSUMER PRICE INDEX                                               3.35%                2.37%*


*     Since January 31, 1997

SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks, designed to mimic the overall equity market's industry weightings. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES.


Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                                 None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                                None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and
  other Distributions (as a percentage of offering price)                             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                    None
Exchange Fee                                                                          None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


Management Fees                                  0.74%
Other Expenses                                   0.54%
                                                 -----
Total Annual Fund Operating Expenses             1.28%*



--------------------------------------------------------------------------------
* The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual operating expenses are as follows:


         Equity Fund                             1.00%


For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team."


EXAMPLE:  COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


          1 YEAR                      3 YEARS                   5 YEARS                   10 YEARS
           $130                        $406                       $702                     $1,545

BISHOP STREET HIGH GRADE INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                   High total return

INVESTMENT FOCUS                  Corporate and U.S. government debt obligations

SHARE PRICE VOLATILITY            Medium

PRINCIPAL INVESTMENT STRATEGY     Investing in high grade U.S. debt obligations
                                  of domestic corporations and the U.S.
                                  government

INVESTOR PROFILE                  Conservative investors seeking income, who are
                                  willing to accept some degree of share price volatility

INVESTMENT STRATEGY


The High Grade Income Fund primarily invests (at least 65% of its assets) in high grade U.S. dollar-denominated debt obligations of domestic corporations and the U.S. government. High grade debt obligations are those rated in the three highest ratings categories by either S&P or other nationally recognized statistical rating organizations, and include mortgage-backed and variable and floating rate instruments. In determining whether to buy, sell, or hold a security, the portfolio management team analyzes the security relative to the risk characteristics of the portfolio as a whole. The portfolio management team considers several factors when selecting securities for the Fund's portfolio, including the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio management team may continue to hold a bond that has been downgraded if it believes it is in the best interest of the Fund's shareholders.


PRINCIPAL RISKS OF INVESTING


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, the volatility of lower-rated securities is even greater than that of higher-rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


The Fund is also subject to the risk that its market segment, fixed income securities, may underperform other market segments.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


The Fund's investment approach, with its emphasis on high quality corporate and U.S. government obligations of medium maturity, is expected to provide total return through income and some capital appreciation with moderate risk to principal and less sensitivity to changing interest rates than longer-term or lower quality bond funds.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in performance of the Fund's Institutional Class Shares from year to year.


                    1998                 9.09%
                    1999                -4.34%
                    2000                10.25%


                   BEST QUARTER                WORST QUARTER
                      5.42%                        -2.37%
                    (9/30/98)                    (3/31/99)


This table compares the Fund's average annual total returns for the periods ended December 31, 2000 to those of the Lehman Brothers U.S. Government/Credit Index and the Consumer Price Index.



                                                                    1 YEAR          SINCE INCEPTION
---------------------------------------------------------------------------------------------------
HIGH GRADE INCOME FUND                                             10.25%              5.68%*
LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX                       11.84%              7.20%*
CONSUMER PRICE INDEX                                                3.35%              2.37%*


*     Since January 31, 1997

SIMPLY SPEAKING

WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, and fixed-rate non-convertible corporate debt securities issued or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least one year. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES.


Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
  offering price)                                                                            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                                          None
Redemption Fee (as a percentage of amount redeemed, if applicable)                           None
Exchange Fee                                                                                 None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


Management Fees                                  0.55%
Other Expenses                                   0.59%
                                                 -----
Total Annual Fund Operating Expenses             1.14%*



--------------------------------------------------------------------------------
* The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual operating expenses are as follows:


         High Grade Income Fund                  0.76%


For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team."


EXAMPLE:  COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


          1 YEAR                      3 YEARS                   5 YEARS                   10 YEARS
           $116                        $362                       $628                     $1,386

BISHOP STREET HAWAII MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                   High current income exempt from federal and
                                  Hawaii income taxes

INVESTMENT FOCUS                  Hawaii municipal bonds

SHARE PRICE VOLATILITY            Medium

PRINCIPAL INVESTMENT STRATEGY     Investing in a portfolio focused on investment
                                  grade municipal bonds

INVESTOR PROFILE                  Investors seeking tax-exempt current income
                                  who are willing to accept the risk of
                                  investing in a portfolio of municipal
                                  securities

INVESTMENT STRATEGY


The Hawaii Municipal Bond Fund primarily invests (at least 65% of its assets) in investment grade municipal bonds, the interest from which is exempt from federal and Hawaii state income taxes. While the Adviser attempts to maximize the portion of the Fund's assets invested in Hawaii issues, the Fund may also invest in municipal bonds issued by other U.S. states, territories and possessions. There is no restriction upon the amount of the Fund's assets that may be invested in obligations that pay income subject to the federal alternative minimum tax. To the extent that the Fund invests in securities subject to the alternative minimum tax, the income received from these securities could be taxable. There is no limit on the average maturity of the Fund's portfolio. The Adviser will use its judgment to invest in securities that will provide a high level of current income in light of current market conditions. In making a determination to buy, sell, or hold a security, the portfolio manager gives special consideration to the relative value of the security in comparison to the available alternatives, while remaining consistent with the objectives of the portfolio. The portfolio management team considers several factors when selecting securities for the Fund's portfolio, including the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio management team may continue to hold a bond that has been downgraded if it believes it is in the best interest of the Fund's shareholders.


PRINCIPAL RISKS OF INVESTING


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, the volatility of lower-rated securities is even greater than that of higher-rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, fixed income securities, may underperform other market segments.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Hawaii subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Hawaii obligations than a mutual fund that does not have as great a concentration in Hawaii.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund's investment approach, with its emphasis on investment grade municipal bonds, is expected to provide current tax-exempt income with moderate risk to principal. The Fund is not expected to perform as well as a comparable taxable bond fund, but may do as well or better on an after-tax basis.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in performance of the Fund's Institutional Class Shares from year to year.


                    1996                    4.21%
                    1997                    8.52%
                    1998                    5.84%
                    1999                   -2.65%
                    2000                   12.61%



                   BEST QUARTER                WORST QUARTER
                      5.13%                        -1.92%
                    (12/31/00)                   (6/30/99)

This table compares the Fund's average annual total returns for the periods ended December 31, 2000 to those of the Lehman Brothers Municipal Bond Index and the Consumer Price Index.



                                                  1 YEAR           5 YEARS         SINCE INCEPTION
--------------------------------------------------------------------------------------------------
HAWAII MUNICIPAL BOND FUND                         12.61%            5.59%              6.35%*
LEHMAN BROTHERS MUNICIPAL BOND INDEX               11.69%            5.84%              6.88%**
CONSUMER PRICE INDEX                                3.35%            2.53%              2.50%**


*     Since February 15, 1995
**    Since February 28, 1995

SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Municipal Bond Index is a widely-recognized index of municipal bonds with maturities of at least one year. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES.


Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                                     None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                                    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and
  other Distributions (as a percentage of offering price)                                 None
Redemption Fee
  (as a percentage of amount redeemed, if applicable)                                     None
Exchange Fee                                                                              None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


Management Fees                                           0.35%
Other Expenses                                            0.57%
                                                          -----
Total Annual Fund Operating Expenses                      0.92%*



--------------------------------------------------------------------------------
* The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual operating expenses are as follows:


         Hawaii Municipal Bond Fund               0.45%


For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team."

EXAMPLE:  COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


          1 YEAR                      3 YEARS                   5 YEARS                   10 YEARS
            $94                        $293                       $509                     $1,131

BISHOP STREET MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                   Preserving principal and maintaining liquidity
                                  while providing current income

INVESTMENT FOCUS                  Short-term money market instruments

SHARE PRICE VOLATILITY            Very low

PRINCIPAL INVESTMENT STRATEGY     Investing in high quality, U.S. dollar
                                  denominated short-term securities

INVESTOR PROFILE                  Conservative investors seeking current income
                                  through a low risk liquid investment

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest categories by nationally recognized rating organizations or securities that the Sub-Adviser determines are of comparable quality. The Fund invests substantially all of its assets in short-term securities including: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government, and Crown Agency Obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

The Adviser has engaged Wellington Management Company, LLP as Sub-Adviser (Sub-Adviser) to manage the Fund on a day-to-day basis. Using a top-down strategy and bottom-up security selection process, the Sub-Adviser seeks securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict SEC rules about credit quality, maturity and diversification of its investments.

PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund's investment approach, with its emphasis on short-term obligations, is expected to provide current income with low risk to principal and lower exposure to fluctuations in share price. The Fund can be expected to provide lower returns than fixed income funds which invest in longer-term securities.

THE MONEY MARKET FUND TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE THIS GOAL.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in performance of the Fund's Institutional Class Shares from year to year.


                    1996                    5.12%
                    1997                    5.29%
                    1998                    5.26%
                    1999                    4.88%
                    2000                    6.13%



                   BEST QUARTER                WORST QUARTER
                      1.57%                        1.12%
                    (9/30/00)                    (6/30/99)



This table compares the Fund's returns for the periods ended December 31, 2000 to those of the iMoneyNet, Inc. First Tier Institutions-Only Average.



                                                                    1 YEAR         5 YEARS       SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND                                                   6.13%           5.34%             5.38%*
IMONEYNET, INC. FIRST TIER INSTITUTIONS-ONLY AVERAGE                6.17%           5.41%             5.47%**


*     Since January 30, 1995
**    Since January 31, 1995

For information concerning the Fund's 7-Day Yield, please call 1-800-262-9565.

SIMPLY SPEAKING

WHAT IS AN AVERAGE?


An average represents the performance of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The iMoneyNet, Inc. First Tier Institutions-Only Average is a composite of mutual funds with investment goals similar to the Fund's goal.


FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES.


Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                                       None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                                      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                                         None
Redemption Fee
  (as a percentage of amount redeemed, if applicable)                                       None
Exchange Fee                                                                                None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


Management Fees                                         0.30%
Other Expenses                                          0.53%
                                                        -----
Total Annual Fund Operating Expenses                    0.83%*



--------------------------------------------------------------------------------
* The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual operating expenses are as follows:


         Money Market Fund                  0.50%


For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team."

EXAMPLE:  COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


          1 YEAR                      3 YEARS                   5 YEARS                   10 YEARS
            $85                        $265                       $460                     $1,025

BISHOP STREET TREASURY MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                   Preserving principal and maintaining a high
                                  degree of liquidity while providing current income

INVESTMENT FOCUS                  Money market instruments issued or guaranteed
                                  by the U.S. Treasury

SHARE PRICE VOLATILITY            Very low

PRINCIPAL INVESTMENT STRATEGY     Investing in U.S. Treasury obligations and
                                  repurchase agreements

INVESTOR PROFILE                  Conservative investors seeking current income
                                  through a low risk liquid investment

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

The Adviser has engaged Wellington Management Company, LLP as Sub-Adviser (Sub-Adviser) to manage the Fund on a day-to-day basis. Using a top-down strategy and bottom-up security selection process, the Sub-Adviser seeks securities with an acceptable maturity, that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about credit quality, maturity and diversification of its investments.

PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.


The Fund's investment approach with its emphasis on short-term U.S. Treasury obligations is expected to provide current income with low risk to principal and lower exposure to fluctuations in share price. The Fund can be expected to provide lower returns than fixed income funds which invest in longer-term securities.


THE TREASURY MONEY MARKET FUND TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE THIS GOAL.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in performance of the Fund's Institutional Class Shares from year to year.


                    1997                     5.22%
                    1998                     5.10%
                    1999                     4.65%
                    2000                     5.89%



                   BEST QUARTER                WORST QUARTER
                      1.53%                        1.08%
                    (12/31/00)                   (6/30/99)



This table compares the Fund's average annual total returns for the periods ended December 31, 2000 to those of the iMoneyNet, Inc. U.S. Treasury & Repo Average.



                                                               1 YEAR      SINCE INCEPTION
------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND                                     5.89%            5.19%*
IMONEYNET, INC. U.S. TREASURY & REPO AVERAGE                   5.58%            4.89%**


*     Since May 1, 1996
**    Since May 31, 1996

For more information concerning the Fund's 7-Day Yield, please call 1-800-262-9565.

SIMPLY SPEAKING

WHAT IS AN AVERAGE?


An average represents the performance of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The iMoneyNet, Inc. U.S. Treasury & Repo Average is a composite of mutual funds with investment goals similar to the Fund's goal.

FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES.



Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                                       None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                                      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                                         None
Redemption Fee
  (as a percentage of amount redeemed, if applicable)                                       None
Exchange Fee                                                                                None


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


Management Fees                                        0.30%
Other Expenses                                         0.52%
                                                       -----
Total Annual Fund Operating Expenses                   0.82%*



--------------------------------------------------------------------------------
* The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual operating expenses are as follows:


         Treasury Money Market Fund                    0.44%


For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team."


EXAMPLE:  COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


          1 YEAR                      3 YEARS                   5 YEARS                   10 YEARS
            $84                        $262                       $455                     $1,014

MORE INFORMATION ABOUT RISK

MANAGEMENT RISK - The risk that a strategy used by              All Funds
the fund's management may fail to produce the
intended result.

EQUITY RISK - Equity securities include public and              Equity Fund
privately issued equity securities, common and
preferred stocks, warrants, rights to subscribe to
common stock and convertible securities, as well as
instruments that attempt to track the price movement
of equity indices.  Investments in equity securities and
equity derivatives in general are subject to market
risks that may cause their prices to fluctuate over time.
The value of securities convertible into equity
securities, such as warrants or convertible debt, is also
affected by prevailing interest rates, the credit quality
of the issuer and any call provision.  Fluctuations in
the value of equity securities in which a mutual fund
invests will cause a fund's net asset value to fluctuate.
An investment in a portfolio of equity securities may
be more suitable for long-term investors who can bear
the risk of these share price fluctuations.

FIXED INCOME RISK - The market value of fixed                   High Grade Income Fund
income investments changes in response to interest              Hawaii Municipal Bond Fund
rate changes and other factors.  During periods of              Money Market Fund
falling interest rates, the values of outstanding fixed         Treasury Money Market Fund
income securities generally rise.  Moreover, while securities with longer maturities tend to produce higher yields, the
prices of longer maturity securities are also subject to
greater market fluctuations as a result of changes in
interest rates.  In addition to these fundamental risks,
different types of fixed income securities may be subject to the following additional risks:

       CALL RISK - During periods of falling interest rates,    High Grade Income Fund
       certain debt obligations with high interest rates may    Hawaii Municipal Bond Fund
       be prepaid (or "called") by the issuer prior to          Money Market Fund
       maturity. This may cause a Fund's average weighted
       maturity to fluctuate, and may require a Fund to
       invest the resulting proceeds at lower interest rates.

       CREDIT RISK - The possibility that an issuer             High Grade Income Fund
       will be unable to make timely payments of                Hawaii Municipal Bond Fund
       either principal or interest.  Since the Fund            Money Market Fund
       purchases securities backed by credit
       enhancements from banks and other financial
       institutions, changes in the credit ratings of
       these institutions could cause the Fund to lose
       money and may affect the Fund's share price.


       EVENT RISK - Securities may suffer declines in           High Grade Income Fund
       credit quality and market value due to issuer            Hawaii Municipal Bond Fund
       restructurings or other factors.  This risk              Money Market Fund
       should be reduced because of the Fund's
       multiple holdings.


       MUNICIPAL ISSUER RISK - There may be                     Hawaii Municipal Bond Fund
       economic or political changes that impact the            Money Market Fund
       ability of municipal issuers to repay principal
       and to make interest payments on municipal
       securities.  Changes to the financial condition
       or credit rating of municipal issuers may also
       adversely affect the value of the Fund's
       municipal securities.  Constitutional or
       legislative limits on borrowing by municipal
       issuers may result in reduced supplies of
       municipal securities.  Moreover, certain
       municipal securities are backed only by a
       municipal issuer's ability to levy and collect
       taxes.


       In addition, the Hawaii Municipal Bond Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

       MORTGAGE-BACKED SECURITIES - Mortgage-                   High Grade Income Fund
       backed securities are fixed income securities
       representing an interest in a pool of
       underlying mortgage loans.  They are
       sensitive to changes in interest rates, but may
       respond to these changes differently than other
       fixed income securities due to the possibility
       of prepayment of the underlying mortgage
       loans.  As a result, it may not be possible to
       determine in advance the actual maturity date
       or average life of a mortgage-backed security.
       Rising interest rates tend to discourage
       refinancings, with the result that the average
       life and volatility of the security will increase,
       exacerbating its decrease in market price.
       When interest rates fall, however, mortgage-
       backed securities may not gain as much in
       market value because of the expectation of
       additional mortgage prepayments that must be
       reinvested at lower interest rates.  Prepayment
       risk may make it difficult to calculate the
       average maturity of a portfolio of mortgage-
       backed securities and, therefore, to assess the
       volatility risk of that portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the principal investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.


The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in short-term obligations, cash, or cash equivalents. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

INVESTMENT ADVISER, SUB-ADVISER AND INVESTMENT TEAM


INVESTMENT ADVISER


The Investment Adviser (Adviser) makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program.


The Adviser oversees the Sub-Adviser to ensure compliance with the Money Market and Treasury Money Market Funds' investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the Investment Advisory fees it receives (described below).

The Board of Trustees of the Bishop Street Funds supervises the Adviser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.


Bishop Street Capital Management, a registered investment adviser and wholly-owned subsidiary of First Hawaiian Bank, serves as Adviser to the Funds. Prior to February 22, 2000, First Hawaiian Bank served as Adviser to the Funds. As of December 31, 2000, Bishop Street Capital Management had approximately $1.2 billion in assets under management. For the fiscal year ended December 31, 2000, the Funds paid advisory fees at the following rates:



      EQUITY FUND                                 0.72%
      HIGH GRADE INCOME FUND                      0.46%
      HAWAII MUNICIPAL BOND FUND                  0.20%
      MONEY MARKET FUND                           0.22%
      TREASURY MONEY MARKET FUND                  0.14%



INVESTMENT SUB-ADVISER



Wellington Management Company, LLP serves as the Sub-Adviser and manages the Money Market and Treasury Money Market Funds on a day-to-day basis. The Sub-Adviser selects, buys and sells securities for the Money Market Fund and Treasury Money Market Fund under the supervision of the Adviser and the Board of Trustees. As of December 31, 2000, Wellington Management Company, LLP had approximately $274 billion in assets under management.



INVESTMENT TEAM



The Equity, High Grade Income and Hawaii Municipal Bond Funds are managed by a team of investment professionals from the Adviser. No one person is primarily responsible for making investment recommendations to the team.


                                    27 of 41

ADDITIONAL COMPENSATION


Bishop Street Capital Management and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. In addition to the compensation payable directly by such accounts for fiduciary and non-fiduciary services, Bishop Street Capital Management receives compensation as the Funds' investment adviser. Bishop Street Capital Management and its affiliates also receive compensation in connection with the following:



SHAREHOLDER SERVICING



The Funds have adopted a Shareholder Servicing Plan that allows the Funds to pay shareholder servicing fees of up to 0.25% of a Fund's average daily net assets for the servicing of its shares, and for services provided to shareholders. Bishop Street Capital Management or any of its affiliates providing brokerage or investment-related services may receive shareholder servicing fees, payable from the Funds' assets, of up to 0.25% of each Fund's average daily net assets. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                                    28 of 41

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:

-        Mail;

-        Telephone;

-        Wire; or

-        Direct Deposit.

To purchase shares directly from us, complete and send in an account application. If you need an application or have questions, please call 1-800-262-9565. Write your check, payable in U.S. dollars, to Bishop Street Funds and mail to Bishop Street Funds, P.O. Box 219721, Kansas City, MO 64121-9721. We cannot accept third-party checks, credit cards, credit card checks or cash.


Institutional Class Shares may be purchased by: (i) holders of fiduciary, advisory, agency, custodial and other similar accounts maintained with BancWest Corporation and its banking and non-banking subsidiaries; (ii) shareholders of the Bishop Street Funds with an existing Fund account prior to June 14, 1999;
(iii) registered investment advisors, regulated by a federal or state governmental authority, or financial planners who purchase shares for an account for which they are authorized to make investment decisions and who are compensated by their clients for their services; (iv) retirement and other benefit plans sponsored by governmental entities; and (v) financial institutions, which may purchase shares on their own account or as record owner on behalf of their fiduciary, agency or custodial accounts. For the Money Market Fund only, if you do not satisfy one of the preceding criteria, then you may only purchase additional Institutional Class Shares of the Money Market Fund
if you already owned Institutional Class Shares of the Money Market Fund prior to April 30, 2001.


                                    30 of 41

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day).


A Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and that could adversely affect the Fund or its operations. This includes those requests from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).


The price per share (the offering price) will be the net asset value (NAV) per share next determined after a Fund receives your purchase order. A Fund is deemed to have received your order upon receipt of a completed account application and a check or money order. If you already have an existing account, a Fund is deemed to have received your order upon receipt of your order and your check or money order.

The Funds calculate each bond and equity fund's NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So for you to receive the current Business Day's NAV, generally we must receive your purchase order before 4:00 p.m., Eastern time.


The Funds calculate each money market fund's NAV once each Business Day at 4:00 p.m., Eastern time. So for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds generally must receive your order and federal funds (readily available funds) before 4:00 p.m., Eastern time.


HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.


In calculating NAV for the bond and equity funds, the Funds generally value their investment portfolios at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.


In calculating NAV for the Money Market Fund and Treasury Money Market Fund, the Funds generally value their investment portfolios using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES & AUTOMATIC INVESTMENT PLANS

Eligible investors may open an account with a $1,000 minimum initial investment per Fund ($500 for those investing in retirement plans). The minimum initial investment may be reduced with an Automatic Investment Plan (AIP).


If you have a checking or savings account, you may establish an AIP and open an account with a $100 minimum initial investment per Fund. You may then begin regularly scheduled investments of at least $50 per month through automatic deductions from your checking or savings accounts.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund by mail at P.O. Box 219721, Kansas City, MO 64121-9721 or by telephone at 1-800-262-9565.


If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.


If you are requesting to sell $5,000 or more of your shares, your request must be in writing and must include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request.

If you are a shareholder of the Treasury Money Market Fund and hold shares directly, you may redeem shares by writing checks for $1,000 or more on an existing account. You can obtain a checkwriting application by calling 1-800-262-9565. The checks may be made payable to any person or entity and your account will continue to earn dividends until the check clears. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a check to close your account. There is no fee for the checkwriting privilege, but if payment on a check is stopped upon your request, or if the check cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your check for payment.

SYSTEMATIC WITHDRAWAL PLAN


If you have at least $10,000 in the Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, Money Market Fund or Treasury Money Market Fund in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or electronically transferred to your bank account.


RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account if your redemption proceeds are in excess of $500 (subject to a $15 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 ($500 for those investing in retirement plans; $100 for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries who have arranged to purchase shares through the AIP) because of redemptions you may be required to sell your shares.

But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES


You may exchange your Institutional Class Shares for Institutional Class Shares of any other Bishop Street Fund on any Business Day by contacting us directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). THIS EXCHANGE PRIVILEGE MAY BE CHANGED OR CANCELED AT ANY TIME UPON 60 DAYS' NOTICE.


When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income, if any, as follows:

DECLARED DAILY AND PAID MONTHLY
High Grade Income Fund
Hawaii Municipal Bond Fund
Money Market Fund
Treasury Money Market Fund

DECLARED AND PAID QUARTERLY
Equity Fund

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Hawaii Municipal Bond Fund intends to distribute income that is exempt from both federal taxes and Hawaii state taxes. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

THE BOARD OF TRUSTEES

The Board of Trustees supervises the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide us with essential management services.

The Trustees of the Trust are as follows:



NAME                                                             BUSINESS HISTORY

Martin Anderson                                                  Partner, Goodsill Anderson Quinn & Stifel since 1951

Charles E. Carlbom                                               Chairman, BPI, Inc. since 1999; President and CEO, United
                                                                 Grocers, Inc. (1997-1999); President and CEO, Western Family
                                                                 Food, Inc., Western Family Holdings Inc. (1982-1997)

Philip H. Ching                                                  Vice Chairman, First Hawaiian Bank (1968-1996)

James L. Huffman                                                 Dean and Professor, Lewis & Clark Law School since 1973


Robert A. Nesher                                                 Chairman, SEI Mutual Funds since 1974; Director and
                                                                 Executive Vice President of the Administrator and the
                                                                 Distributor (1981-1994)

William S. Richardson                                            Trustee, Kamehameha Schools Bishop Estate (1982-1992); Chief
                                                                 Justice, Supreme Court of Hawaii (1966-1983)

Peter F. Sansevero                                               Regional Director of the Northwestern Region and First Vice
                                                                 President, Merrill Lynch (1958-1997)

Manuel R. Sylvester                                              Managing Partner, Coopers & Lybrand L.L.P. (1978-1992);
                                                                 Executive Partner, Coopers & Lybrand L.L.P. (1992)

Joyce S. Tsunoda                                                 Senior Vice President, University of Hawaii System since
                                                                 1989; Chancellor, Community Colleges-University of Hawaii
                                                                 since 1983

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-262-9565.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED DECEMBER 31,


                              INVESTMENT ACTIVITIES               DISTRIBUTIONS FROM


                                                      NET
                         NET                        REALIZED                                NET
                        ASSET                         AND                                  ASSET
                       VALUE,           NET        UNREALIZED       NET                    VALUE,
                      BEGINNING     INVESTMENT   GAIN (LOSS) ON  INVESTMENT    CAPITAL     END OF        TOTAL
                      OF PERIOD       INCOME      INVESTMENTS      INCOME       GAINS      PERIOD        RETURN
EQUITY FUND
2000                  $17.88         $ --           $(2.77)      $ --         $(1.56)      $13.55       (16.20)%
1999(1)                15.28           --             3.68         --          (1.08)       17.88        24.37
1998                   12.06           0.05           3.88        (0.05)       (0.66)       15.28        33.05
1997(2)                10.00           0.08           2.06        (0.08)        --          12.06        21.52+
HIGH GRADE INCOME
FUND
2000                   $9.39          $0.52         $ 0.42      $ (0.52)     $ --           $9.81        10.25%
1999                   10.43           0.48          (0.92)       (0.50)       (0.10)        9.39        (4.34)
1998                   10.23           0.54           0.37        (0.54)       (0.17)       10.43         9.09
1997(2)                10.00           0.51           0.26        (0.51)       (0.03)       10.23         7.94+
HAWAII MUNICIPAL
BOND FUND
2000                   $9.98          $0.50          $0.72       $(0.50)     $ --          $10.70        12.61%
1999                   10.77           0.48          (0.75)       (0.50)       (0.02)        9.98        (2.65)
1998                   10.67           0.51           0.10        (0.51)        --          10.77         5.84
1997                   10.34           0.53           0.33        (0.53)        --          10.67         8.52
1996                   10.47           0.55          (0.12)       (0.55)       (0.01)       10.34         4.21
MONEY MARKET FUND
2000                   $1.00          $0.06         $ --        $ (0.06)      $ --          $1.00         6.13%
1999                    1.00           0.05           --          (0.05)        --           1.00         4.88



                                                                                    RATIO OF
                                         RATIO OF       RATIO OF      RATIO OF     NET INVESTMENT
                             NET         EXPENSES     EXPENSES TO        NET        INCOME TO
                           ASSETS,          TO          AVERAGE      INVESTMENT      AVERAGE
                           END OF        AVERAGE       NET ASSETS     INCOME TO    NET ASSETS    PORTFOLIO
                           PERIOD          NET       EXCLUDING FEE     AVERAGE    EXCLUDING FEE   TURNOVER
                            (000)         ASSETS        WAIVERS      NET ASSETS      WAIVERS        RATE
EQUITY FUND

2000                      $300,565        1.00%          1.28%         (0.23)%       (0.51)%       52%
1999(1)                    391,227        1.00           1.27          (0.01)        (0.28)        58
1998                       101,817        1.00            1.32          0.38          0.06         41
1997(2)                     69,967        0.99*          1.39*          0.83*         0.43*        30
HIGH GRADE INCOME
FUND
2000                      $127,888        0.77%          1.14%          5.41%         5.04%        88%
1999                       127,881        0.80           1.19           5.12          4.73         56
1998                        24,901        0.80           1.21           5.21          4.80         98
1997(2)                     26,242        0.80*          1.30*          5.58*         5.08*        32
HAWAII MUNICIPAL
BOND FUND
2000                      $134,901        0.44%          0.92%          4.89%         4.41%        19%
1999                       141,341        0.41           0.99           4.79          4.21         14
1998                        35,751        0.41           1.01           4.74          4.14         21
1997                        29,005        0.34           0.99           5.05          4.40         29
1996                        15,408        0.21           0.85           5.33          4.68         27
MONEY MARKET FUND
2000                      $305,678        0.50%          0.83%          5.95%         5.62%        n/a
1999                       284,291        0.50           0.84           4.78          4.44         n/a

                              INVESTMENT ACTIVITIES               DISTRIBUTIONS FROM


                                                      NET
                         NET                        REALIZED                                NET
                        ASSET                         AND                                  ASSET
                       VALUE,           NET        UNREALIZED       NET                    VALUE,
                      BEGINNING     INVESTMENT   GAIN (LOSS) ON  INVESTMENT    CAPITAL     END OF        TOTAL
                      OF PERIOD       INCOME      INVESTMENTS      INCOME       GAINS      PERIOD        RETURN
MONEY MARKET FUND
1998                    1.00           0.05           --          (0.05)        --           1.00         5.26
1997                    1.00           0.05           --          (0.05)        --           1.00         5.29
1996                    1.00           0.05           --          (0.05)        --           1.00         5.12
TREASURY MONEY
MARKET FUND
2000                   $1.00          $0.06         $ --         $(0.06)      $ --          $1.00         5.89%
1999                    1.00           0.05           --          (0.05)        --           1.00         4.65
1998                    1.00           0.05           --          (0.05)        --           1.00         5.10
1997                    1.00           0.05           --          (0.05)        --           1.00         5.22
1996(3)                 1.00           0.03           --          (0.03)        --           1.00         5.08*





                                                                                    RATIO OF
                                         RATIO OF       RATIO OF      RATIO OF     NET INVESTMENT
                             NET         EXPENSES     EXPENSES TO        NET        INCOME TO
                           ASSETS,          TO          AVERAGE      INVESTMENT      AVERAGE
                           END OF        AVERAGE       NET ASSETS     INCOME TO    NET ASSETS    PORTFOLIO
                           PERIOD          NET       EXCLUDING FEE     AVERAGE    EXCLUDING FEE   TURNOVER
                            (000)         ASSETS        WAIVERS      NET ASSETS      WAIVERS        RATE
MONEY MARKET FUND
1998                       268,318        0.50           0.81           5.12          4.81         n/a
1997                       246,671        0.51           0.85           5.18          4.84         n/a
1996                       274,125        0.49           0.60           5.01          4.90         n/a
TREASURY MONEY
MARKET FUND
2000                      $455,612        0.44%          0.82%          5.73%         5.35%        n/a
1999                       331,064        0.44           0.85           4.56          4.15         n/a
1998                       299,844        0.44           0.84           4.98          4.58         n/a
1997                       273,919        0.43           0.86           5.11          4.68         n/a
1996(3)                    180,201        0.42*          0.65*          4.96*         4.74*        n/a





+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.




* ANNUALIZED.
AMOUNTS DESIGNATED AS " -- " ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


(1) PER SHARE NET INVESTMENT INCOME AMOUNT CALCULATED USING AVERAGE SHARES.



(2) COMMENCED OPERATIONS ON JANUARY 31, 1997.



(3) COMMENCED OPERATIONS ON MAY 1, 1996.







                                    39 of 41

                               BISHOP STREET FUNDS


INVESTMENT ADVISER

Bishop Street Capital Management
999 Bishop Street, 10th Floor
Honolulu, Hawaii 96813

SUB-ADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP


More information about the Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated April 30, 2001, includes detailed information about the Bishop Street Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-262-9565

BY MAIL:  Write to the Funds
Bishop Street Funds
c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Bishop Street Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Funds' Investment Company Act registration number is 811-08572.


VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM.

                                 CLASS A SHARES

                               BISHOP STREET FUNDS

                                   PROSPECTUS



                                 APRIL 30, 2001


                                   EQUITY FUND
                             HIGH GRADE INCOME FUND
                           HAWAII MUNICIPAL BOND FUND


                                MONEY MARKET FUND


                               INVESTMENT ADVISER:
                        BISHOP STREET CAPITAL MANAGEMENT

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
   SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS


The Bishop Street Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A Shares of the Bishop Street Funds that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. IN THE NEXT COLUMN, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS.

IF YOU WOULD LIKE MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:


                                                                                        PAGE
     EQUITY
     FUND.................................................................................2
     HIGH GRADE INCOME FUND...............................................................4
     HAWAII MUNICIPAL BOND FUND...........................................................6
     MONEY MARKET FUND....................................................................8
     MORE INFORMATION ABOUT RISK.........................................................10
     MORE INFORMATION ABOUT FUND INVESTMENTS.............................................11
     INVESTMENT ADVISER, SUB-ADVISER AND INVESTMENT TEAM.................................11
     PURCHASING, SELLING AND EXCHANGING FUND SHARES......................................13
     DISTRIBUTION OF FUND SHARES.........................................................18
     DIVIDENDS AND DISTRIBUTIONS.........................................................18
     TAXES...............................................................................19
     THE BOARD OF TRUSTEES...............................................................20
     FINANCIAL HIGHLIGHTS................................................................21
     HOW TO OBTAIN MORE INFORMATION ABOUT
         BISHOP STREET FUNDS............................................................Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment manager invests Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.


The value of your investment in a Fund (other than a money market fund) is based on the market value of the securities a Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely a Fund diversifies its holdings.

BISHOP STREET EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                                         Long-term capital appreciation

INVESTMENT FOCUS                                        Common stocks and other equity securities

SHARE PRICE VOLATILITY                                  High

PRINCIPAL INVESTMENT STRATEGY                           Investing in a diversified portfolio of U.S. equity
                                                        securities

INVESTOR PROFILE                                        Investors seeking long-term capital appreciation,
                                                        who are willing to accept the risk of share price
                                                        volatility

INVESTMENT STRATEGY

The Equity Fund primarily invests (at least 65% of its assets) in common stocks and other equity securities that the Adviser believes have potential for capital appreciation. Such instruments include convertible securities. Generally, the Fund invests in securities of companies with market capitalizations in excess of $2 billion. The Fund seeks to be diversified across issuers and major economic sectors. In making a determination to buy, sell, or hold a security, the portfolio management team gives special consideration to the relationship of the security to the risk/reward measurement of the entire portfolio.


The Fund's investment approach, with its emphasis on common stocks and other equity securities, is expected to provide returns consistent with the performance of the U.S. stock market, as generally measured by broad U.S. stock market indices such as the S&P 500 Composite Index. The Adviser employs a core equity investment style with a growth bias.


PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, equity securities, may underperform other market segments.

PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The period from June 14, 1999 through December 31, 2000 reflects the performance of the Class A Shares. Periods prior to June 14, 1999 reflect the performance of the Fund's Institutional Class Shares. Institutional Class Shares are not offered by this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar.



This bar chart shows changes in the performance of the Fund from year to year. The chart does not reflect Class A Shares' sales charges. If sales charges had been reflected, returns would be less than those shown below.



                           1998                   33.05%
                           1999                   24.21%
                           2000                  -16.49%



                     BEST QUARTER                WORST QUARTER
                        24.34%                      -15.74%
                      (12/31/98)                   (12/31/00)



This table compares the Fund's average annual total returns for the periods ended December 31, 2000 to those of the S&P 500 Composite Index and the Consumer Price Index.



                                               1 YEAR          SINCE INCEPTION
------------------------------------------------------------------------------
EQUITY FUND                                  -21.29%              12.38%*
S&P 500 COMPOSITE INDEX                       -9.11%              15.79%**
CONSUMER PRICE INDEX                           3.35%               2.37%**


* Class A Shares of the Fund were offered beginning June 14, 1999. The performance information shown prior to that date represents performance of the Fund's Institutional Class Shares, which were offered beginning January 31, 1997. Institutional Class Shares are not offered by this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of the Institutional Class Shares has been adjusted for the maximum sales charge applicable to Class A Shares, but has not been adjusted to reflect the Class A Shares' Rule 12b-1 fees and expenses. Had that adjustment been made, performance would be lower than that shown.

**       Since January 31, 1997


SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks, designed to mimic the overall equity market's industry weightings. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES.


Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                                     5.75%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                                    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                                       None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None
Exchange Fee                                                                              None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


Management Fees                                                          0.74%
Distribution Fees (12b-1 fees)                                           0.25%
Other Expenses                                                           0.54%
                                                                         -----
Total Annual Fund Operating Expenses                                     1.53%*



* The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual operating expenses are as follows:


         Equity Fund                             1.25%


For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team."


EXAMPLE:  COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


           1 YEAR                      3 YEARS                   5 YEARS                   10 YEARS
            $722                       $1,031                    $1,361                     $2,294

BISHOP STREET HIGH GRADE INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                                         High total return

INVESTMENT FOCUS                                        Corporate and U.S. government debt obligations

SHARE PRICE VOLATILITY                                  Medium

PRINCIPAL INVESTMENT STRATEGY                           Investing in high grade U.S. debt obligations of
                                                        domestic corporations and the U.S. government

INVESTOR PROFILE                                        Conservative investors seeking income, who are
                                                        willing to accept some degree of share price
                                                        volatility

INVESTMENT STRATEGY


The High Grade Income Fund primarily invests (at least 65% of its assets) in high grade U.S. dollar-denominated debt obligations of domestic corporations and the U.S. government. High grade debt obligations are those rated in the three highest ratings categories by either S&P or other nationally recognized statistical rating organizations, and include mortgage-backed and variable and floating rate instruments. In determining whether to buy, sell, or hold a security, the portfolio management team analyzes the security relative to the risk characteristics of the portfolio as a whole. The portfolio management team considers several factors when selecting securities for the Fund's portfolio, including the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio management team may continue to hold a bond that has been downgraded if it believes it is in the best interest of the Fund's shareholders.


PRINCIPAL RISKS OF INVESTING


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, the volatility of lower-rated securities is even greater than that of higher-rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


The Fund is also subject to the risk that its market segment, fixed income securities, may underperform other market segments.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


The Fund's investment approach, with its emphasis on high quality corporate and U.S. government obligations of medium maturity, is expected to provide total return through income and some capital appreciation with moderate risk to principal and less sensitivity to changing interest rates than longer-term or lower quality bond funds.


PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The period from June 14, 1999 through December 31, 2000 reflects the performance of the Class A Shares. Periods prior to June 14, 1999 reflect the performance of the Fund's Institutional Class Shares. Institutional Class Shares are not offered by this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar.



This bar chart shows changes in the performance of the Fund from year to year. The chart does not reflect Class A Shares' sales charges. If sales charges had been reflected, returns would be less than those shown below.



                1998                               9.09%
                1999                              -5.04%
                2000                               9.85%



                                  BEST QUARTER                WORST QUARTER
                                     5.42%                        -2.37%
                                   (9/30/98)                    (3/31/99)



This table compares the Fund's average annual total returns for the periods ended December 31,2000 to those of the Lehman Brothers U.S. Government/Credit Index and the Consumer Price Index.



                                                   1 YEAR      SINCE INCEPTION
------------------------------------------------------------------------------
HIGH GRADE INCOME FUND                             4.59%          4.08%*
LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX      11.84%          7.20%**
CONSUMER PRICE INDEX                               3.35%          2.37%**


* Class A Shares of the Fund were offered beginning June 14, 1999. The performance information shown prior to that date represents performance of the Fund's Institutional Class Shares, which were offered beginning January 31, 1997. Institutional Class Shares are not offered by this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of the Institutional Class Shares has been adjusted for the maximum sales charge applicable to Class A Shares, but has not been adjusted to reflect the Class A Shares' Rule 12b-1 fees and expenses. Had that adjustment been made, performance would be lower than that shown.

**       Since January 31, 1997

SIMPLY SPEAKING


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, and fixed-rate non-convertible corporate debt securities issued or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least one year. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.


FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you purchase or sell Fund shares.


Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                                         4.75%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                                        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions
  (as a percentage of offering price)                                                         None
Redemption Fee (as a percentage of amount redeemed, if applicable)                            None
Exchange Fee                                                                                  None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


Management Fees                                                        0.55%
Distribution Fees (12b-1 fees)                                         0.25%
Other Expenses                                                         0.59%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.39%*



* The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual operating expenses are as follows:


         High Grade Income Fund                  1.01%


For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team."

EXAMPLE:  COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


           1 YEAR                      3 YEARS                   5 YEARS                   10 YEARS
            $610                         $894                    $1,199                     $2,064

BISHOP STREET HAWAII MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                                         High current income exempt from federal and Hawaii
                                                        income taxes

INVESTMENT FOCUS                                        Hawaii municipal bonds

SHARE PRICE VOLATILITY                                  Medium

PRINCIPAL INVESTMENT STRATEGY                           Investing in a portfolio focused on investment
                                                        grade municipal bonds

INVESTOR PROFILE                                        Investors seeking tax-exempt current income who are
                                                        willing to accept the risk of investing in a
                                                        portfolio of municipal securities

INVESTMENT STRATEGY


The Hawaii Municipal Bond Fund primarily invests (at least 65% of its assets) in investment grade municipal bonds, the interest from which is exempt from federal and Hawaii state income taxes. While the Adviser attempts to maximize the portion of the Fund's assets invested in Hawaii issues, the Fund may also invest in municipal bonds issued by other U.S. states, territories and possessions. There is no restriction upon the amount of the Fund's assets that may be invested in obligations that pay income subject to the federal alternative minimum tax. To the extent that the Fund invests in securities subject to the alternative minimum tax, the income received from these securities could be taxable. There are no limits on the average maturity of the Fund's portfolio. The Adviser will use its judgment to invest in securities that will provide a high level of current income in light of current market conditions. In making a determination to buy, sell, or hold a security, the portfolio manager gives special consideration to the relative value of the security in comparison to the available alternatives, while remaining consistent with the objectives of the portfolio. The portfolio management team considers several factors when selecting securities for the Fund's portfolio, including the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio management team may continue to hold a bond that has been downgraded if it believes it is in the best interest of the Fund's shareholders.


PRINCIPAL RISKS OF INVESTING


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, the volatility of lower-rated securities is even greater than that of higher-rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, fixed income securities, may underperform other market segments.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Hawaii subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Hawaii obligations than a mutual fund that does not have as great a concentration in Hawaii.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund's investment approach, with its emphasis on investment grade municipal bonds, is expected to provide current tax-exempt income with moderate risk to principal. The Fund is not expected to perform as well as a comparable taxable bond fund, but may do as well or better on an after-tax basis.

PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The period from June 14, 1999 through December 31, 2000 reflects the performance of the Class A Shares. Periods prior to June 14, 1999 reflect the performance of the Fund's Institutional Class Shares. Institutional Class Shares are not offered by this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar.



This bar chart shows changes in the performance of the Fund from year to year. The chart does not reflect Class A Shares' sales charges. If sales charges had been reflected, returns would be less than those shown below.



                          1996                     4.21%
                          1997                     8.52%
                          1998                     5.84%
                          1999                    -2.91%
                          2000                    12.34%



                   BEST QUARTER                WORST QUARTER
                      5.03%                        -2.01%
                    (12/31/00)                   (6/30/99)

This table compares the Fund's average annual total returns for the periods ended December 31, 2000 to those of the Lehman Brothers Municipal Bond Index and the Consumer Price Index.



                                                    1 YEAR        5 YEARS      SINCE INCEPTION
----------------------------------------------------------------------------------------------
HAWAII MUNICIPAL BOND FUND                           7.59%         4.58%            5.49%*
LEHMAN BROTHERS MUNICIPAL BOND INDEX                11.69%         5.84%            6.88%**
CONSUMER PRICE INDEX                                 3.35%         2.53%            2.50%**


* Class A Shares of the Fund were offered beginning June 14, 1999. The performance information shown prior to that date represents performance of the Fund's Institutional Class Shares, which were offered beginning February 15, 1995. Institutional Class Shares are not offered by this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of the Institutional Class Shares has been adjusted for the maximum sales charge applicable to Class A Shares, but has not been adjusted to reflect the Class A Shares' Rule 12b-1 fees and expenses. Had that adjustment been made, performance would be lower than that shown.

**       Since February 28, 1995


SIMPLY SPEAKING


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Municipal Bond Index is a widely-recognized index of municipal bonds with maturities of at least one year. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES.


Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                                            4.25%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                                           None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions
  (as a percentage of offering price)                                                            None
Redemption Fee (as a percentage of amount redeemed, if applicable)                               None
Exchange Fee                                                                                     None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


Management Fees                                         0.35%
Distribution Fees (12b-1 fees)                          0.25%
Other Expenses                                          0.57%
                                                        -----
Total Annual Fund Operating Expenses                    1.17%*



* The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual operating expenses are as follows:


         Hawaii Municipal Bond Fund                 0.70%


For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team."


EXAMPLE:  COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


           1 YEAR                     3 YEARS                    5 YEARS                   10 YEARS
            $539                       $781                      $1,041                     $1,785

BISHOP STREET MONEY MARKET FUND

FUND SUMMARY


INVESTMENT GOAL                                         Preserving principal and maintaining liquidity
                                                        while providing current income

INVESTMENT FOCUS                                        Short-term money market instruments

SHARE PRICE VOLATILITY                                  Very low

PRINCIPAL INVESTMENT STRATEGY                           Investing in high quality, U.S. dollar denominated
                                                        short-term securities

INVESTOR PROFILE                                        Conservative investors seeking current income
                                                        through a low risk liquid investment




INVESTMENT STRATEGY



The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest categories by nationally recognized rating organizations or securities that the Sub-Adviser determines are of comparable quality. The Fund invests substantially all of its assets in short-term securities including: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government, and Crown Agency Obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.



The Adviser has engaged Wellington Management Company, LLP as Sub-Adviser (Sub-Adviser) to manage the Fund on a day-to-day basis. Using a top-down strategy and bottom-up security selection process, the Sub-Adviser seeks securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict SEC rules about credit quality, maturity and diversification of its investments.



PRINCIPAL RISKS OF INVESTING



An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

]

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.



The Fund's investment approach, with its emphasis on short-term obligations, is expected to provide current income with low risk to principal and lower exposure to fluctuations in share price. The Fund can be expected to provide lower returns than fixed income funds which invest in longer-term securities.



THE MONEY MARKET FUND TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE THIS GOAL.



PERFORMANCE INFORMATION



The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance information provided reflects the returns of the Institutional Class Shares. The Institutional Class Shares are not offered by this prospectus; however, because Institutional Class Shares and Class A Shares are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar.



This bar chart shows changes in performance of the Fund from year to year.



                          1996                    5.12%
                          1997                    5.29%
                          1998                    5.26%
                          1999                    4.88%
                          2000                    6.13%



                      BEST QUARTER                WORST QUARTER
                         1.57%                        1.12%
                       (9/30/00)                    (6/30/99)

This table compares the Fund's returns for the periods ended December 31, 2000 to those of the iMoneyNet, Inc. First Tier Institutions-Only Average.



                                                                   1 YEAR          5 YEARS      SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND                                                   6.13%           5.34%          5.38%*
iMONEYNET, INC. FIRST TIER INSTITUTIONS-ONLY AVERAGE                6.17%           5.41%          5.47%**




* Class A Shares of the Fund were offered beginning May 1, 2001. The performance information shown prior to that date represents performance of the Fund's Institutional Class Shares, which were offered beginning January 30, 1995. Institutional Class Shares are not offered by this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of the Institutional Class Shares has not been adjusted to reflect the Class A Shares' Rule 12b-1 fees and expenses. Had that adjustment been made, performance would be lower than that shown.



**       Since January 31, 1995



For information concerning the Fund's 7-Day Yield, please call 1-800-262-9565.



SIMPLY SPEAKING



WHAT IS AN AVERAGE?



An average represents the performance of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The iMoneyNet, Inc. First Tier Institutions-Only Average is a composite of mutual funds with investment goals similar to the Fund's goal.



FUND FEES AND EXPENSES



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES.



Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                                       None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                                      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                                         None
Redemption Fee
  (as a percentage of amount redeemed, if applicable)                                       None
Exchange Fee                                                                                None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)



Management Fees                                   0.30%
Distribution Fees (12b-1)                         0.25%
Other Expenses                                    0.53%
                                                  -----
Total Annual Fund Operating Expenses              1.08%*



* The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual operating expenses are expected to be as follows:



         Money Market Fund                  0.75%



For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team."



EXAMPLE:  COST OF INVESTING



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.



The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



          1 YEAR                       3 YEARS                    5 YEARS                  10 YEARS
           $110                          $343                      $595                     $1,317

MORE INFORMATION ABOUT RISK


MANAGEMENT RISK - The risk that a strategy used by a fund's              All Funds
management may fail to produce the intended result.


EQUITY RISK - Equity securities include public and privately             Equity Fund
issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices.  Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time.  The value of securities convertible into equity securities, such as warrants or
convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.
Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate.  An investment in a portfolio of equity securities may be more
suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK - The market value of fixed income investments         High Grade Income Fund
changes in response to interest rate changes and other factors.          Hawaii Municipal Bond Fund
During periods of falling interest rates, the values of                  Money Market Fund
outstanding fixed income securities generally rise.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

         CALL RISK - During periods of falling interest rates,           High Grade Income Fund
         certain debt obligations with high interest rates may be        Hawaii Municipal Bond Fund
         prepaid (or "called") by the issuer prior to maturity.          Money Market Fund
         This may cause a Fund's average weighted maturity to
         fluctuate, and may require a Fund to invest the resulting
         proceeds at lower interest rates.

         CREDIT RISK - The possibility that an issuer will be            High Grade Income
         Fund unable to make timely payments of either principal or      Hawaii Municipal Bond Fund
         interest. Since a Fund purchases securities backed              Money Market Fund
         by Money Market Fund credit enhancements from banks and
         other financial institutions, changes in the credit ratings of these institutions could cause a Fund to lose money and may affect a Fund's share price.

         EVENT RISK - Securities may suffer declines in credit           High Grade Income Fund
         quality and market value due to issuer restructurings or        Hawaii Municipal Bond Fund
         other factors. The overall risk of these declines               Money Market Fund
         should Money Market Fund be reduced because of a Fund's
         multiple holdings.

         MUNICIPAL ISSUER RISK - There may be economic or political      Hawaii Municipal Bond Fund
         changes that impact the ability of municipal issuers to         Money Market Fund
         repay principal and to make interest payments on municipal securities.  Changes to the financial condition or credit
         rating of municipal issuers may also adversely affect the
         value of the Fund's municipal securities.  Constitutional
         or legislative limits on borrowing by municipal issuers
         may result in reduced supplies of municipal securities.
         Moreover, certain municipal securities are backed only by
         a municipal issuer's ability to levy and collect taxes.

         In addition, the Hawaii Municipal Bond Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

         MORTGAGE-BACKED SECURITIES - Mortgage-backed securities         High Grade Income Fund
         are fixed income securities representing an interest in a
         pool of underlying mortgage loans.  They are sensitive to
         changes in interest rates, but may respond to these
         changes differently than other fixed income securities due to the possibility of prepayment of the underlying
         mortgage loans.  As a result, it may not be possible to
         determine in advance the actual maturity date or average
         life of a mortgage-backed security.  Rising interest rates tend to discourage refinancings, with the result that the
         average life and volatility of the security will increase, exacerbating its decrease in market price.  When interest
         rates fall, however, mortgage-backed securities may not
         gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.  Prepayment risk may make it
         difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess
         the volatility risk of that portfolio.


MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the principal investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in taxable money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.


INVESTMENT ADVISER, SUB-ADVISER AND INVESTMENT TEAM


INVESTMENT ADVISER


The Investment Adviser (Adviser) makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program.

The Adviser oversees the Sub-Adviser to ensure compliance with the Money Market Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the Investment Advisory fees it receives (described below).



The Board of Trustees of the Bishop Street Funds supervises the Adviser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.

Bishop Street Capital Management, a registered investment adviser and wholly-owned subsidiary of First Hawaiian Bank, serves as Adviser to the Funds. Prior to February 22, 2000, First Hawaiian Bank served as Adviser to the Funds. As of December 31, 2000, Bishop Street Capital Management had approximately $1.2 billion in assets under management. For the fiscal year ended December 31, 2000, the Funds paid advisory fees at the following rates:



     Equity Fund                           0.72%
     High Grade Income Fund                0.46%

     Hawaii Municipal Bond Fund            0.20%
     Money Market Fund                     0.22%



INVESTMENT SUB-ADVISER



Wellington Management Company, LLP serves as the Sub-Adviser and manages the Money Market Fund on a day-to-day basis. The Sub-Adviser selects, buys and sells securities for the Money Market Fund under the supervision of the Adviser and the Board of Trustees. As of December 31, 2000, Wellington Management Company, LLP had over $274 billion in assets under management.



INVESTMENT TEAM



The Equity, High Grade Income and Hawaii Municipal Bond Funds are managed by a team of investment professionals from the Adviser. No one person is primarily responsible for making investment recommendations to the team.


ADDITIONAL COMPENSATION


Bishop Street Capital Management and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. In addition to the compensation payable directly by such accounts for fiduciary and non-fiduciary services, Bishop Street Capital Management receives compensation for acting as the Funds' investment adviser. Bishop Street Capital Management and its affiliates also receive compensation in connection with the following:



SHAREHOLDER SERVICING



The Funds have adopted a Shareholder Servicing Plan that allows the Funds to pay shareholder servicing fees of up to 0.25% of a Fund's average daily net assets for the servicing of its shares, and for services provided to shareholders. Bishop Street Capital Management or any of its affiliates providing brokerage or investment-related services may receive shareholder servicing fees, payable from the Funds' assets, of up to 0.25% of each Fund's average daily net assets. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:

-     Mail;

-     Telephone;

-     Wire; or

-     Direct Deposit.

To purchase shares directly from us complete and send in an account application. If you need an application or have questions, please call 1-800-262-9565. Write your check, payable in U.S. dollars, to Bishop Street Funds and mail to Bishop Street Funds, P.O. Box 219721, Kansas City, MO 64121-9721. We cannot accept third-party checks, credit cards, credit card checks or cash.

You may also purchase shares through a representative of BancWest Corporation and its banking and non-banking subsidiaries, or other financial institutions that have executed dealer agreements.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day).


A Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and that could adversely affect the Fund or its operations. This includes those requests from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).



The price per share (the offering price) will be the net asset value (NAV) per share next determined after a Fund receives your purchase order, plus applicable sales charges. A Fund is deemed to have received your order upon receipt of a completed account application and a check or money order. If you already have an existing account, a Fund is deemed to have received your order upon receipt of your order and your check or money order.



The Funds calculate each bond and equity fund's NAV once each Business Day at the regularly scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally we must receive your order before 4:00 p.m., Eastern time.



The Funds calculate the Money Market Fund's NAV once each Business Day at 4:00 p.m., Eastern time. So for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds generally must receive your order and federal funds (readily available funds) before 4:00 p.m., Eastern time.


HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.


In calculating NAV for the bond and equity funds, the Funds generally value their investment portfolios at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.



In calculating NAV for the Money Market Fund, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.


MINIMUM PURCHASES & AUTOMATIC INVESTMENT PLANS

You may open an account with a $1,000 minimum initial investment per Fund ($500 for those investing in retirement plans and for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries). The minimum initial investment may be reduced with an Automatic Investment Plan (AIP).


If you have a checking or savings account, you may establish an AIP and open an account with a $100 minimum initial investment per Fund ($50 for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries). You may then begin regularly scheduled investments of at least $50 per month through automatic deductions from your checking or savings accounts.

SALES CHARGES

FRONT-END SALES CHARGES - CLASS A SHARES


The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales load. There is no front-end sales load for the Money Market Fund.


The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

EQUITY FUND


                                           YOUR SALES CHARGE AS A PERCENTAGE       YOUR SALES CHARGE AS A
IF YOUR INVESTMENT IS:                             OF OFFERING PRICE          PERCENTAGE OF YOUR NET INVESTMENT
---------------------------------------------------------------------------------------------------------------
Less than $50,000                                       5.75%                             6.10%
$50,000 but less than $100,000                          4.50%                             4.71%
$100,000 but less than $250,000                         3.50%                             3.63%
$250,000 but less than $500,000                         2.50%                             2.56%
$500,000 but less than $1,000,000                       2.00%                             2.04%
$1,000,000 and over*                                    0.00%                             0.00%




HIGH GRADE INCOME FUND


                                               YOUR SALES CHARGE AS A       YOUR SALES CHARGE AS A PERCENTAGE
IF YOUR INVESTMENT IS:                      PERCENTAGE OF OFFERING PRICE          OF YOUR NET INVESTMENT
-------------------------------------------------------------------------------------------------------------
Less than $50,000                                     4.75%                               4.99%
$50,000 but less than  $100,000                       4.50%                               4.71%
$100,000 but less than $250,000                       3.50%                               3.63%
$250,000 but less than $500,000                       2.50%                               2.56%
$500,000 but less than $1,000,000                     2.00%                               2.04%
$1,000,000 and over*                                  0.00%                               0.00%




HAWAII MUNICIPAL BOND FUND


                                               YOUR SALES CHARGE AS A      YOUR SALES CHARGE AS A PERCENTAGE
IF YOUR INVESTMENT IS:                      PERCENTAGE OF OFFERING PRICE         OF YOUR NET INVESTMENT
------------------------------------------------------------------------------------------------------------
Less than $50,000                                     4.25%                               4.44%
$50,000 but less than  $100,000                       4.00%                               4.17%
$100,000 but less than $250,000                       3.50%                               3.63%
$250,000 but less than $500,000                       2.50%                               2.56%

$500,000 but less than $1,000,000                     2.00%                               2.04%
$1,000,000 and over*                                  0.00%                               0.00%

* Even though you do not pay a sales charge on purchases of $1,000,000 or more, the Distributor may pay dealers a 1% commission for these transactions.

WAIVER OF FRONT-END SALES CHARGE -- CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

-        by reinvestment of dividends and distributions;

- by persons repurchasing shares they redeemed within the last 30 days (see "Repurchase of Class A Shares");

- by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 30 days of such redemption, provided that, the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;

- by present and retired Trustees of the Funds and officers, directors and employees (and members of their immediate family) of BancWest Corporation and its banking and non-banking subsidiaries;

- by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with BancWest Corporation and its banking and non-banking subsidiaries;

- by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with BancWest Corporation and its banking and non-banking subsidiaries acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

- through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.


REPURCHASE OF CLASS A SHARES


You may repurchase any amount of Class A Shares of the bond and equity funds at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 30 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.


REDUCED SALES CHARGES -- CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account,

(iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

GENERAL INFORMATION ABOUT SALES CHARGES


Your securities dealer is paid a commission when you buy your shares and is paid a distribution fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.


From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund by mail at P.O. Box 219721, Kansas City, MO 64121-9721 or by telephone at 1-800-262-9565.

If you are requesting to sell $5,000 or more of your shares, your request must be in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request.

If you are a shareholder of the Money Market Fund and hold shares directly, you may redeem shares by writing checks for $250 or more on an existing account. You can obtain a checkwriting application by calling 1-800-262-9565. The checks may be made payable to any person or entity and your account will continue to earn dividends until the check clears. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a check to close your account. There is no fee for the checkwriting privilege, but if payment on a check is stopped upon your request, or if the check cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your check for payment.


SYSTEMATIC WITHDRAWAL PLAN


If you have at least $10,000 in the Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund or Money Market Fund in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or electronically transferred to your bank account.


RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account if your redemption proceeds are in excess of $500 (subject to a $15 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND


The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 ($500 for those investing in retirement plans; $100 for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries who have arranged to purchase shares through the AIP) because of redemptions you may be required to sell your shares.

But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES


You may exchange your Class A Shares for Class A Shares of any other Bishop Street Fund contained in this prospectus on any Business Day by contacting us directly by mail or telephone.


You may also exchange shares through your financial institution by mail or telephone.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). THIS EXCHANGE PRIVILEGE MAY BE CHANGED OR CANCELED AT ANY TIME UPON 60 DAYS' NOTICE.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a Class A distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution fees, as a percentage of average daily net assets for the Class A Shares for each of the Funds is 0.25%.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement of future sales that may include the following: merchandise, travel, expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income, if any, as follows:


DECLARED DAILY AND PAID MONTHLY



High Grade Income Fund



Hawaii Municipal Bond Fund



Money Market Fund



DECLARED AND PAID QUARTERLY



Equity Fund


Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Hawaii Municipal Bond Fund intends to distribute income that is exempt from both federal taxes and Hawaii state taxes. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

THE BOARD OF TRUSTEES

The Board of Trustees supervises the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide us with essential management services.

The Trustees of the Trust are as follows:


NAME                                                    BUSINESS HISTORY

Martin Anderson                                         Partner, Goodsill Anderson Quinn & Stifel since
                                                        1951

Charles E. Carlbom                                      Chairman, BPI, Inc., since 1999; President and
                                                        CEO, United Grocers, Inc. (1997-1999); President
                                                        and CEO, Western Family Food, Inc., Western Family
                                                        Holdings Inc. (1982-1997)

Philip H. Ching                                         Vice Chairman, First Hawaiian Bank (1968-1996)

James L. Huffman                                        Dean and Professor, Lewis & Clark Law School since
                                                        1973

Robert A. Nesher                                        Chairman, SEI Mutual Funds since 1974; Director
                                                        and Executive Vice President of the Administrator
                                                        and the Distributor (1981-1994)

William S. Richardson                                   Trustee, Kamehameha Schools Bishop Estate
                                                        (1982-1992); Chief Justice Supreme Court of Hawaii
                                                        (1966-1983)

Peter F. Sansevero                                      Regional Director of the Northwestern Region and
                                                        First Vice President, Merrill Lynch (1958-1997)

Manuel R. Sylvester                                     Managing Partner, Coopers & Lybrand L.L.P.
                                                        (1978-1992); Executive Partner, Coopers & Lybrand
                                                        L.L.P. (1992)

Joyce S. Tsunoda                                        Senior Vice President, University of Hawaii System
                                                        since 1989; Chancellor, Community
                                                        Colleges-University of Hawaii since 1983

FINANCIAL HIGHLIGHTS


The tables that follow present performance information of the Class A Shares of the bond and equity funds which commenced operations on June 14, 1999. Performance information on the Class A Shares of the Money Market Fund is not presented because those shares commenced operations on May 1, 2001. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-262-9565.

For a share outstanding throughout the periods ended December 31,


                                 INVESTMENT ACTIVITIES                DISTRIBUTION FROM
                                                       NET
                                                     REALIZED
                                                       AND
                               NET                  UNREALIZED                                NET                    NET
                              ASSET                   GAIN                                   ASSET                  ASSETS,
                              VALUE,       NET        (LOSS)          NET                    VALUE,                 END OF
                            BEGINNING  INVESTMENT       ON        INVESTMENT     CAPITAL     END OF      TOTAL      PERIOD
                            OF PERIOD  INCOME (LOSS) INVESTMENTS     INCOME        GAINS      PERIOD     RETURN**     (000)
----------------------------------------------------------------------------------------------------------------------------
EQUITY FUND
CLASS A SHARES
2000                          $17.87      $ --        $(2.82)        $ --        $(1.56)     $13.49     (16.49)%   $10,631
1999(1)                        15.74        --          3.19           --         (1.06)      17.87      20.52+        583

HIGH GRADE INCOME FUND
CLASS A SHARES
2000                           $9.35      $0.52        $0.38        $(0.49)      $ --         $9.76       9.85%        $26
1999(1)                         9.69       0.19        (0.19)        (0.24)       (0.10)       9.35      (0.05)+         1

HAWAII MUNICIPAL BOND FUND
CLASS A SHARES
2000                           $9.97      $0.46        $0.73        $(0.47)      $ --        $10.69      12.34%    $19,951
1999(1)                        10.42       0.26        (0.44)        (0.25)       (0.02)       9.97      (1.76)+     6,131



                                                                        RATIO OF
                                           RATIO OF                  NET INVESTMENT
                               RATIO OF   EXPENSES TO    RATIO OF       INCOME TO
                               EXPENSES     AVERAGE         NET          AVERAGE
                                  TO       NET ASSETS   INVESTMENT      NET ASSETS
                               AVERAGE     EXCLUDING     INCOME TO       EXCLUDING      PORTFOLIO
                                  NET         FEE         AVERAGE           FEE          TURNOVER
                                ASSETS      WAIVERS      NET ASSETS       WAIVERS          RATE
---------------------------------------------------------------------------------------------------
EQUITY FUND
CLASS A SHARES
2000                             1.25%       1.53%         (0.51)%        (0.79)%           52%
1999(1)                          1.25*       1.61*         (0.33)*        (0.69)*           58

HIGH GRADE INCOME FUND
CLASS A SHARES
2000                             1.02%       1.39%          5.24%          4.87%            88%
1999(1)                          1.05*       1.87*          4.89*          4.07*            56

HAWAII MUNICIPAL BOND FUND
CLASS A SHARES
2000                             0.69%       1.17%          4.63%          4.15%            19%
1999(1)                          0.66*       1.24*          4.89*          4.31*            14



+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.



* ANNUALIZED.



** TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE ON CLASS A SHARES.



(1) COMMENCED OPERATIONS ON JUNE 14, 1999.


AMOUNTS DESIGNATED AS " -- " ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                               BISHOP STREET FUNDS


INVESTMENT ADVISER


Bishop Street Capital Management
999 Bishop Street, 10th Floor
Honolulu, Hawaii 96813



SUB-ADVISER



Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated April 30, 2001, includes detailed information about the Bishop Street Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-262-9565

BY MAIL:  Write to the Funds
Bishop Street Funds

c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-annual reports, as well as other information about the Bishop Street Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Funds' Investment Company Act registration number is 811-08572.


VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM.

                               BISHOP STREET FUNDS


                                   PROSPECTUS



                                 APRIL 30, 2001


                                MONEY MARKET FUND


                               INVESTMENT ADVISER:
                        BISHOP STREET CAPITAL MANAGEMENT


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS


Bishop Street Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Class of the Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. IF YOU WOULD LIKE MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                              PAGE
   PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
      PERFORMANCE INFORMATION AND EXPENSES..................    2
   MORE INFORMATION ABOUT RISK..............................    5
   MORE INFORMATION ABOUT FUND INVESTMENTS..................    6
   INVESTMENT ADVISER AND SUB-ADVISER.......................    6
   PURCHASING, SELLING AND EXCHANGING FUND SHARES...........    7
   DIVIDENDS AND DISTRIBUTIONS..............................    9
   TAXES....................................................    9
   THE BOARD OF TRUSTEES....................................   10
   FINANCIAL HIGHLIGHTS.....................................   11
   HOW TO OBTAIN MORE INFORMATION ABOUT
      BISHOP STREET FUNDS...................................  Back Cover

BISHOP STREET MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                      Preserving principal and maintaining
                                     liquidity while providing current income

INVESTMENT FOCUS                     Short-term money market instruments

SHARE PRICE VOLATILITY               Very low


PRINCIPAL INVESTMENT STRATEGY        Investing in high quality, U.S. dollar
                                     denominated short-term securities



INVESTOR PROFILE                     Conservative investors seeking current
                                     income through a low risk liquid investment


INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest categories by nationally recognized rating organizations or securities that the Sub-Adviser determines are of comparable quality. The Fund invests substantially all of its assets in short-term securities including: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government, and Crown Agency Obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

The Adviser has engaged Wellington Management Company, LLP as Sub-Adviser (Sub-Adviser) to manage the Fund on a day-to-day basis. Using a top-down strategy and bottom-up security selection process, the Sub-Adviser seeks securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict SEC rules about credit quality, maturity and diversification of its investments.

PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund's investment approach, with its emphasis on short-term obligations, is expected to provide current income with low risk to principal and lower exposure to fluctuations in share price. The Fund can be expected to provide lower returns than fixed income funds which invest in longer-term securities.

THE MONEY MARKET FUND TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE THIS GOAL.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year.


                        1996             5.12%
                        1997             5.29%
                        1998             5.26%
                        1999             4.88%
                        2000             6.13%



                    BEST QUARTER        WORST QUARTER
                        1.57%               1.12%
                      (9/30/00)           (6/30/99)



This table compares the Fund's average annual total returns for the periods ended December 31, 2000 to those of the iMoneyNet, Inc. First Tier Institutions-Only Average.



                                                           1 YEAR       5 YEARS     SINCE INCEPTION
                                                           ------       -------     ---------------
MONEY MARKET FUND                                           6.13%         5.34%         5.38%*
IMONEYNET, INC. FIRST TIER INSTITUTIONS-ONLY AVERAGE        6.17%         5.41%         5.47%**


*        Since January 30, 1995

**       Since January 31, 1995

For information concerning the Fund's 7-Day Yield, please call 1-800-262-9565.

WHAT IS AN AVERAGE?


An average represents the performance of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The iMoneyNet, Inc. First Tier Institutions-Only Average is a composite of mutual funds with investment goals similar to the Fund's goals.

FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you purchase or sell Fund shares.


Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                       None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                      None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends and other Distributions (as a percentage of offering price) None Redemption Fee
  (as a percentage of amount redeemed, if applicable)                       None
Exchange Fee                                                                None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


Management Fees                                                           0.30%
Other Expenses                                                            0.53%
                                                                          -----
Total Annual Fund Operating Expenses                                      0.83%*



* The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual operating expenses are as follows:


         Money Market Fund         0.50%

For more information about these fees, see "Investment Adviser and Sub-Adviser."

EXAMPLE:  COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


      1 YEAR             3 YEARS           5 YEARS          10 YEARS
       $85                $265              $460             $1,025

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment manager invests Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

MANAGEMENT RISK - The risk that a strategy used by the Fund's management may fail to produce the intended result.

FIXED INCOME RISK - The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

CALL RISK - During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

CREDIT RISK - The possibility that an issuer will be unable to make timely payments of either principal or interest. Since the Fund purchases securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Fund to lose money and may affect the Fund's share price.

EVENT RISK - Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the Fund's multiple holdings.

MUNICIPAL ISSUER RISK - There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the principal investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that it will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER


INVESTMENT ADVISER



The Investment Adviser (Adviser) oversees the Sub-Adviser to ensure compliance with the Money Market Fund's investment policies and guidelines and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the advisory fees it receives (described below). The Board of Trustees of the Bishop Street Funds supervises the Adviser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.



Bishop Street Capital Management, a registered investment adviser and wholly-owned subsidiary of First Hawaiian Bank, serves as Adviser to the Fund. Prior to February 22, 2000, First Hawaiian Bank served as Adviser to the Fund. As of December 31, 2000, Bishop Street Capital Management had approximately $1.2 billion in assets under management. For the fiscal year ended December 31, 2000, the Fund paid advisory fees at the annual rate of 0.22%.



INVESTMENT SUB-ADVISER



Wellington Management Company, LLP, serves as the Sub-Adviser and manages the Money Market Fund on a day-to-day basis. The Sub-Adviser selects, buys, and sells securities for the Money Market Fund under the supervision of the Adviser and the Board of Trustees. As of December 31, 2000, Wellington Management Company, LLP had over $274 billion in assets under management.


ADDITIONAL COMPENSATION


Bishop Street Capital Management and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. In addition to the compensation payable directly by such accounts for fiduciary and non-fiduciary services, Bishop Street Capital Management receives compensation as the Fund's investment adviser. Bishop Street Capital Management and its affiliates may also receive compensation in connection with the following:



SHAREHOLDER SERVICING



The Fund has adopted a Shareholder Servicing Plan that allows the Fund to pay shareholder servicing fees of up to 0.25% of the Fund's average daily net assets for the servicing of its shares, and for services provided to shareholders. Bishop Street Capital Management or any of its affiliates providing brokerage or investment-related services may receive shareholder servicing fees, payable from the Fund's assets, of up to 0.25% of the Fund's average daily net assets. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Fund.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:

-     Mail;
-     Telephone;
-     Wire; or
-     Direct Deposit.

To purchase shares directly from us, complete and send in an account application. If you need an application or have any questions, please call 1-800-262-9565. Write your check, payable in U.S. dollars, to Bishop Street Funds and mail to Bishop Street Funds, P.O. Box 219721, Kansas City, MO 64121-9721. We cannot accept third-party checks, credit cards, credit card checks or cash.


Institutional Class Shares may be purchased by: (i) holders of fiduciary, advisory, agency, custodial and other similar accounts maintained with BancWest Corporation and its banking and non-banking subsidiaries; (ii) shareholders of the Bishop Street Funds with an existing Fund account prior to June 14, 1999;
(iii) registered investment advisors, regulated by a federal or state governmental authority, or financial planners who purchase shares for an account for which they are authorized to make investment decisions and who are compensated by their clients for their services; (iv) retirement and other benefit plans sponsored by governmental entities; and (v) financial institutions, which may purchase shares on their own account or as record owner on behalf of their fiduciary, agency or custodial accounts. If you do not satisfy one of the preceding criteria, then you may only purchase additional Institutional Class Shares of the Money Market Fund if you already owned Institutional Class Shares of the Money Market Fund prior to April 30, 2001.


GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day).


A Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and that could adversely affect the Fund or its operations. This includes those requests from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).



The price per share (the offering price) will be the net asset value (NAV) per share next determined after a Fund receives your purchase order. A Fund is deemed to have received your order upon receipt of a completed account application and a check or money order. If you already have an existing account, a Fund is deemed to have received your order upon receipt of your order and your check or money order.



The Money Market Fund calculates its NAV once each Business Day at 4:00 p.m., Eastern time. So, for you to be eligible to receive dividends from the Money Market Fund declared on the day you submit your purchase order, generally we must receive your order and federal funds (readily available funds) before 4:00 p.m., Eastern time.


HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.


In calculating NAV for the Money Market Fund, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.


MINIMUM PURCHASES & AUTOMATIC INVESTMENT PLANS

You may open an account with a $1,000 minimum initial investment per fund ($500 for those investing in retirement plans). The minimum initial investment may be reduced with an Automatic Investment Plan (AIP).

If you have a checking or savings account, you may establish an AIP and open an account with a $100 minimum initial investment per fund. You may then begin regularly scheduled investments of at least $50 per month through automatic deductions from your checking or savings accounts.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund by mail at P.O. Box 219721, Kansas City, MO 64121-9721 or by telephone at 1-800-262-9565.


If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.


If you are requesting to sell $5,000 or more of your shares, your request must be in writing and must include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request.

SYSTEMATIC WITHDRAWAL PLAN


If you have at least $10,000 in the Money Market Fund in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from the Fund. The proceeds of the withdrawal will be mailed to you by check or electronically transferred to your bank account.


RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account if your redemption proceeds are in excess of $500 (subject to a $15 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND


The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 ($500 for those investing in retirement plans; $100 for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries, who have arranged to purchase shares through the AIP) because of redemptions, you may be required to sell your shares.

But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your Institutional Class Shares for Institutional Class Shares of any other Bishop Street Fund on any Business Day by contacting us directly by mail or telephone at 1-800-262-9565. The Bishop Street Funds offers Institutional Class Shares of the Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund and Treasury Money Market Fund.

You may also exchange shares through your financial institution by mail or telephone.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). THIS EXCHANGE PRIVILEGE MAY BE CHANGED OR CANCELED AT ANY TIME UPON 60 DAYS' NOTICE.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares its income, if any, daily and distributes its income monthly.

The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

THE BOARD OF TRUSTEES

The Board of Trustees supervises the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide us with essential management services.

The Trustees of the Trust are as follows:


NAME                                  BUSINESS HISTORY
Martin Anderson                       Partner, Goodsill Anderson Quinn &
                                      Stifel since 1951

Charles E. Carlbom                    Chairman, BPI, Inc. since 1999;
                                      President and CEO, United Grocers,
                                      Inc. (1997-1999); President and
                                      CEO, Western Family Food, Inc.,
                                      Western Family Holding Inc.
                                      (1982-1997)

Philip H. Ching                       Vice Chairman, First Hawaiian Bank
                                      (1968-1996)

James L. Huffman                      Dean and Professor, Lewis & Clark
                                      Law School since 1973

Robert A. Nesher                      Chairman, SEI Mutual Funds since
                                      1974; Director and Executive Vice
                                      President of the Administrator and
                                      the Distributor (1981-1994)

William S. Richardson                 Trustee, Kamehameha Schools Bishop
                                      Estate (1982-1992); Chief Justice,
                                      Supreme Court of Hawaii (1966-1983)

Peter F. Sansevero                    Regional Director of the
                                      Northwestern Region and First Vice
                                      President, Merrill Lynch (1958-1997)

Manuel R. Sylvester                   Managing Partner, Coopers & Lybrand
                                      L.L.P. (1978-1992); Executive
                                      Partner, Coopers & Lybrand L.L.P.
                                      (1992)

Joyce S. Tsunoda                      Senior Vice President, University
                                      of Hawaii

                                      System since 1989; Chancellor, Community
                                      Colleges-University of Hawaii since 1983

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Fund. This information is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-262-9565.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED DECEMBER 31,



                   INVESTMENT ACTIVITIES              DISTRIBUTIONS FROM
                   ---------------------              ------------------

                                           NET                                                             RATIO OF      RATIO OF
              NET                         REALIZED                              NET                 NET     EXPENSES    EXPENSES TO
             ASSET                          AND                                ASSET              ASSETS,      TO         AVERAGE
             VALUE,       NET            UNREALIZED        NET                 VALUE,             OF END    AVERAGE      NET ASSETS
           BEGINNING   INVESTMENT       GAIN (LOSS)     INVESTMENT   CAPITAL   END OF   TOTAL     PERIOD      NET      EXCLUDING FEE
           OF PERIOD   INCOME (LOSS)   ON INVESTMENTS     INCOME      GAINS    PERIOD   RETURN     (000)     ASSETS       WAIVERS
------------------------------------------------------------------------------------------------------------------------------------
2000         $1.00       $0.06              $--           $(0.06)      $--      $1.00    6.13%   $305,678     0.50%         0.83%
1999          1.00        0.05               --            (0.05)       --       1.00    4.88     284,291     0.50          0.84
1998          1.00        0.05               --            (0.05)       --       1.00    5.26     268,318     0.50          0.81
1997          1.00        0.05               --            (0.05)       --       1.00    5.29     246,671     0.51          0.85
1996          1.00        0.05               --            (0.05)       --       1.00    5.12     274,125     0.49          0.60

                         RATIO OF
           RATIO OF    NET INVESTMENT
              NET        INCOME TO
          INVESTMENT      AVERAGE
           INCOME TO     NET ASSETS
            AVERAGE    EXCLUDING FEE
          NET ASSETS      WAIVERS
---------------------------------------
2000         5.95%          5.62%
1999         4.78           4.44
1998         5.12           4.81
1997         5.18           4.84
1996         5.01           4.90







Amounts designated as " -- " are either $0 or have been rounded to $0.

                               BISHOP STREET FUNDS


INVESTMENT ADVISER


Bishop Street Capital Management
999 Bishop Street, 10th Floor
Honolulu, Hawaii 96813


SUB-ADVISER


Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated April 30, 2001 includes detailed information about the Bishop Street Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-262-9565

BY MAIL:  Write to the Fund
Bishop Street Funds
c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Bishop Street Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Fund's Investment Company Act registration number is 811-08572.


VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM.

                               BISHOP STREET FUNDS
        A MUTUAL FUND FAMILY ADVISED BY BISHOP STREET CAPITAL MANAGEMENT

        EQUITY FUND, HIGH GRADE INCOME FUND, HAWAII MUNICIPAL BOND FUND,
                MONEY MARKET FUND AND TREASURY MONEY MARKET FUND

                       STATEMENT OF ADDITIONAL INFORMATION
                           INSTITUTIONAL CLASS SHARES
                                 CLASS A SHARES

                                 APRIL 30, 2001



This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Bishop Street Funds. Please read this in conjunction with the Bishop Street Funds' prospectuses dated April 30, 2001. Prospectuses may be obtained without charge through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-262-9565.


                                TABLE OF CONTENTS

                                                                         Page
The Trust.................................................................S-2
Description of Permitted Investments......................................S-2
Investment Limitations...................................................S-12
The Adviser..............................................................S-14
The Sub-Adviser..........................................................S-15
The Administrator........................................................S-16
The Distributor..........................................................S-17
Distribution Plan........................................................S-19
The Transfer Agent.......................................................S-20
The Custodian............................................................S-20
Independent Accountants..................................................S-20
Legal Counsel............................................................S-20
Trustees and Officers of the Trust.......................................S-21
Reporting................................................................S-23
Performance..............................................................S-24
Calculation of Total Return..............................................S-26
Purchasing Shares........................................................S-27
Redeeming Shares.........................................................S-27
Determination of Net Asset Value.........................................S-28
Taxes....................................................................S-29
Fund Transactions........................................................S-35
Description of Shares....................................................S-38
Voting...................................................................S-39
Shareholder Liability....................................................S-39
Limitation of Trustees' Liability........................................S-39
5% and 25% Shareholders..................................................S-40
Financial Information....................................................S-42
                                                                 BSF-F-011-01

                                    THE TRUST

         Bishop Street Funds (the "Trust") is an open-ended management investment company. The Trust is organized under Massachusetts law, as a Massachusetts business trust, under an Amended and Restated Agreement and Declaration of Trust dated September 1, 1994. The Agreement and Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the "shares") and separate classes of funds. Shareholders may purchase shares in certain funds through two separate classes, Class A and Institutional Class, which provide for variations in sales charges, distribution costs, transfer agent fees, voting rights and dividends. Except for differences between the Class A Shares and the Institutional Class Shares pertaining to sales charges, distribution and shareholder servicing, voting rights, dividends and transfer agent expenses, each share of each series represents an equal proportionate interest in that series. Please see "Description of Shares" for more information.


         This Statement of Additional Information relates to the Institutional Class Shares of the Trust's Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, Money Market Fund and Treasury Money Market Fund, and the Class A Shares of the Trust's Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund and Money Market Fund (the "Funds").


                      DESCRIPTION OF PERMITTED INVESTMENTS

         The following information supplements the information about permitted investments set forth in the Prospectus.

                          FUND INVESTMENTS & PRACTICES

LEGEND
  %      - Maximum percentage permissible.  All percentages shown are of total assets unless otherwise noted.
  X      - No Policy limitation; Fund may be currently using.
  *      - Permitted, but not typically used.
  -      - Not permitted

--------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------------
                                                                                             TREASURY
                                                                        MONEY MARKET       MONEY MARKET
                                                                            FUND               FUND
--------------------------------------------------------------------------------------------------------------
TRADITIONAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------
Asset-Backed Securities
                                                                           X(1)                 -
--------------------------------------------------------------------------------------------------------------
Bank Obligations
                                                                           X                    -
--------------------------------------------------------------------------------------------------------------
Commercial Paper
                                                                           X(1)                 -
--------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Corporate Debt Obligations
                                                                            X(2)                 -
-------------------------------------------------------------------------------------------------------------
Municipal Securities
                                                                            X(3)                 -
-------------------------------------------------------------------------------------------------------------
Repurchase Agreements
                                                                            X                   X(4)
-------------------------------------------------------------------------------------------------------------
U.S. Government Agency and Treasury Obligations
                                                                            X                   X(5)
-------------------------------------------------------------------------------------------------------------
Zero Coupon Obligations
                                                                            X                   X(5)
-------------------------------------------------------------------------------------------------------------
Variable & Floating Rate Instruments
                                                                            X                    -
-------------------------------------------------------------------------------------------------------------
Yankee Bonds
                                                                            X                    -
-------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICES
-------------------------------------------------------------------------------------------------------------
Borrowing
                                                                            33%                  33%
-------------------------------------------------------------------------------------------------------------
Illiquid Securities
                                                                            10%(6)               10%(6)
-------------------------------------------------------------------------------------------------------------
Securities Lending
                                                                            50%                  50%
-------------------------------------------------------------------------------------------------------------
Standby Commitments
                                                                            33%                  33%
-------------------------------------------------------------------------------------------------------------
When-Issued Securities
                                                                            33%                  33%
-------------------------------------------------------------------------------------------------------------




1. Rated in the highest short-term rating category by S&P or Moody's, or unrated equivalent.
2. With remaining maturities of not more than 397 days rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security, or, if the obligation has no short-term rating, it should be of an issuer that issues commercial paper of comparable priority and security meeting the above short-term ratings or, if not a rated security as defined by Rule 2a-7, determined by the Sub-Adviser to be of comparable quality.
3. Rated in one of the two highest rating categories by S&P or Moody's, or unrated equivalent.
4.   Limited to repurchase agreements involving U.S. Treasury Obligations.
5.   Limited to U.S. Treasury Obligations.
6.   Percentage based on net assets, not total assets.


-------------------------------------------------------------------------------------------------------------
NON-MONEY MARKET FUNDS
-------------------------------------------------------------------------------------------------------------
                                                                                 HAWAII
                                                                               MUNICIPAL        HIGH GRADE
                                                           EQUITY FUND         BOND FUND       INCOME FUND
-------------------------------------------------------------------------------------------------------------
ADRs
                                                               35%                 -              X
-------------------------------------------------------------------------------------------------------------
Asset-Backed Securities
                                                                -                  -               35%(7)
-------------------------------------------------------------------------------------------------------------
Bank Obligations
                                                                -                  -               35%(1)
-------------------------------------------------------------------------------------------------------------
Commercial Paper
                                                                -                  -               35%(1)
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Convertible Securities
                                                               35%                 -                -
-------------------------------------------------------------------------------------------------------------
Corporate Debt Obligations                                      -                 20%(3)
                                                                                                   X(1,2)
-------------------------------------------------------------------------------------------------------------
Equity Securities                                                                  -                -
                                                               X
-------------------------------------------------------------------------------------------------------------
Investment Company Shares
                                                               10%                10%              10%
-------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities
                                                                -                  -               35%(4)
-------------------------------------------------------------------------------------------------------------
Municipal Securities
                                                                -                 X(5)             -
-------------------------------------------------------------------------------------------------------------
Repurchase Agreements
                                                               35%                20%(3)           35%
-------------------------------------------------------------------------------------------------------------
Restricted Securities
                                                               15%                15%              15%
-------------------------------------------------------------------------------------------------------------
Securities of Foreign Issuers
                                                                *                  -                X(1)
-------------------------------------------------------------------------------------------------------------
Supranational Agency Obligations
                                                                -                  -               35%
-------------------------------------------------------------------------------------------------------------
U.S. Government Agency and Treasury Obligations
                                                                -                 20%(3)            X(6)
-------------------------------------------------------------------------------------------------------------
Variable & Floating Rate Instruments
                                                                -                 X                --
-------------------------------------------------------------------------------------------------------------
Zero Coupon Obligations
                                                                -                 X                --
-------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICES
-------------------------------------------------------------------------------------------------------------
Borrowing
                                                               33%                33%              33%
-------------------------------------------------------------------------------------------------------------
Illiquid Securities
                                                               15%(3)             15%(3)           15%(3)
-------------------------------------------------------------------------------------------------------------
Securities Lending
                                                               15%                15%              50%
-------------------------------------------------------------------------------------------------------------
Standby Commitments
                                                               33%                33%              33%
-------------------------------------------------------------------------------------------------------------
When-Issued Securities
                                                               33%                33%              33%
-------------------------------------------------------------------------------------------------------------


1. Rated in the three highest ratings category by S&P or Moody's, or unrated equivalent.
2. May invest up to 5% in securities rated BBB by S&P or BAA by Moody's, or unrated equivalent.
3.   Percentage is based on net assets, not total assets.
4. Includes privately issued mortgage-backed securities rated A or higher by S&P or Moody's, or unrated equivalents.
5. Will invest at least 65% of its assets in municipal securities issued by the State of Hawaii. Will invest at least 80% of its net assets in investment grade securities that pay income exempt from regular federal income tax.
6.   May invest in U.S. Treasury Receipts.
7. Rated in the three highest ratings categories by S&P or Moody's, or unrated equivalents.


         AMERICAN DEPOSITARY RECEIPTS (ADRS) - ADRs are securities typically issued by U.S. financial institutions (depositaries). ADRs represent ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without the participation of the issuer of the underlying security.

         ARMS (ADJUSTABLE RATE MORTGAGE SECURITIES) are pass-through certificates representing ownership in a pool of adjustable rate mortgages. ARMs make monthly payments based on a pro rata share of interest and principal payments, and prepayments of principal on the pool of underlying mortgages. The adjustable rate feature reduces, but does not eliminate, price fluctuations in this type of mortgage-backed security.

         ASSET-BACKED SECURITIES are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be obligations, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

         BANK OBLIGATIONS are SHORT-TERM OBLIGATIONS issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits.

         COMMERCIAL PAPER is a term used to describe unsecured short-term promissory notes issued by municipalities, corporations, and other entities that have maturities generally from a few days to nine months.

         FOREIGN SECURITIES - U.S. dollar denominated obligations of foreign issuers may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. American Depositary Receipts have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         GNMA SECURITIES - Securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. government corporation, guarantee the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. The scheduled monthly interest and principal payments relating to mortgages in the pool are "passed through" to investors. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

         GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by an U.S. government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

         ILLIQUID SECURITIES are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a mutual fund's books.

         INVESTMENT COMPANY SHARES - Shares of other mutual funds which may be purchased by the Funds to the extent consistent with applicable law. Under these rules and regulations of the Investment Company Act of 1940 (the "1940 Act"), a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund would own more than 3% of the total voting stock of the company; securities issued by any one investment company represented more than 5% of the Fund's assets; or securities (other than treasury stock) issued by all investment companies would represent more than 10% of the total assets of the Fund. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders of the Funds would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

         MORTGAGE-BACKED SECURITIES - Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-through certificates, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of issuers payable out of the issuers' general funds and additional secured by a first lien on a pool of single family properties).

         Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, CMOs in longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and while some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, CMOs themselves are not generally guaranteed by the U.S. government or any other entity.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         MUNICIPAL SECURITIES - Municipal notes include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.

         Private activity bonds are issued by or on behalf of states or political subdivisions thereof to finance privately owned or operated facilities for business and manufacturing housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

         Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

         The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

         Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, such Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

SPECIAL CONSIDERATIONS RELATING TO HAWAII MUNICIPAL SECURITIES

         The ability of issues to pay interest on, and repay principal of, Hawaii Municipal Securities may be affected by: (1) the general financial condition of the State of Hawaii; (2) amendments to the Hawaii Constitution and related statutes that limit the taxing and spending authority of Hawaii government entities; (3) voter initiatives; (4) civil actions; and (5) a wide variety of Hawaii laws and regulations.

         Municipal securities which are payable only from the revenues derived from a particular facility may be adversely affected by Hawaii laws or regulations which make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal including, among others, laws and regulations which limit the amount of fees, rates or other charges which may be imposed for use of the facility or which increase competition among facilities of that type or which limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. Municipal securities, the payment of interest and principal on which is insured in whole or in part by a Hawaii governmentally created fund, may be adversely affected by Hawaii laws or regulations which restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such municipal securities. Similarly, municipal securities, the payment of interest and principal on which is secured, in whole or in part, by an interest in real property may be adversely affected by Hawaii laws which limit the availability of remedies or the scope of remedies available in the event of a default on such municipal securities. Because of the diverse nature of such laws and regulations and the impossibility of either predicting in which specific municipal securities the Hawaii Municipal Bond Fund will invest from time to time or predicting the nature or extent of future changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of such laws and regulations on the securities in which the Fund may invest and, therefore, on the shares of the Fund.

         OTHER INVESTMENTS - The Funds are not prohibited from investing in obligations of banks which are clients of SEI Investments Company ("SEI"). However, the purchase of shares of the Trust by them or by their customers will not be a consideration in determining which bank obligations the Funds will purchase. The Funds will not purchase obligations of the Adviser or the Sub-Adviser.

         PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

         REPURCHASE AGREEMENTS are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a financial institution deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity date of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         Repurchase agreements are considered to be loans by the participating Fund for purposes of its investment limitations. Repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. Under all repurchase agreements entered into by the Funds, the Fund takes actual or constructive possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

         SECURITIES LENDING - Each of the Funds may lend securities pursuant to agreements requiring that the loans be continuously secured by cash or liquid securities as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of its total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, a Fund will normally pay lending fees to broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

         STANDBY COMMITMENTS AND PUTS permit the holder to sell securities subject to the standby commitment or put at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.

         STRIPPED MORTGAGE-BACKED SECURITIES (SMBs) are usually structured with two classes that receive specified proportions of monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.

         SUPRANATIONAL AGENCY OBLIGATIONS are debt obligations established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

         U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. government. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, and others are supported only by the credit of the agency or instrumentality.

         U.S. TREASURY OBLIGATIONS consist of bills, notes, and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS). Receipts are similar to STRIPS, but are issued by banks or broker-dealers, and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the income from the receipts for the benefit of the receipt owners.

         VARIABLE AMOUNT MASTER DEMAND NOTES are debt obligations which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

         VARIABLE AND FLOATING RATE INSTRUMENTS involve certain debt obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.

         WHEN-ISSUED SECURITIES involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

         Segregated accounts will be established with the custodian, and the Funds will maintain liquid assets in an amount at least equal in value to the Funds' commitments to purchase when-issued securities. If the value of these assets declines, the Funds will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

         YANKEE BONDS are U.S. dollar denominated debt obligations issued by the U.S. by foreign banks and corporations.

         ZERO COUPON OBLIGATIONS are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accredited. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

         The following investment limitations are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

A Fund may not:

1. Invest more than 25% of its assets in any one industry, except that the money market funds may do so with respect to U.S. government obligations and U.S. bank obligations. This limitation does not apply to the Hawaii Municipal Bond

         Fund, but the Fund will not invest more than 25% of its assets in securities of non-governmental entities that are in the same industry.

2. Invest more than 5% of its assets in the securities of any one issuer (except for the Hawaii Municipal Bond Fund).

3. Acquire more than 10% of the voting securities of any one issuer, provided that this limitation shall apply only to 75% of the Fund's net assets (except that this restriction does not apply to the Hawaii Municipal Bond Fund).

4.       Invest in companies for the purpose of exercising control.

5. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. To the extent that such borrowing exceeds 5% of the value of the borrowing Fund's assets, asset coverage of at least 300% is required. No Fund will purchase securities while its borrowings exceed 5% of its total assets.

6. Make loans, except that (a) each Fund may purchase or hold debt instruments in accordance with its investment objective and policies;
         (b) each Fund may enter into repurchase agreements; and (c) the Equity, High Grade Income, Hawaii Municipal Bond, Money Market and Treasury Money Market Funds may engage in securities lending.

7. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by (5) above in aggregate amounts not to exceed 33% of total assets taken at current value at the time of the incurrence of such loan.

8. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, each of the Funds (other than the Money Market and Treasury Money Market Funds) may invest in companies which invest in real estate, and in commodities contracts.

9. Make short sales of securities or purchase securities on margin, except that each Fund may obtain short-term credits as necessary for the clearance of security transactions.

10. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

11. Purchase securities of other investment companies, except as permitted by the 1940 Act and the rules and regulations thereunder.

12. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

13. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

NON-FUNDAMENTAL POLICY

         No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets (except for all money market funds, for which the limit is 10%).

         The foregoing percentages will apply at the time the Fund purchases the security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

                                   THE ADVISER

         The Trust and First Hawaiian Bank entered into an advisory agreement (the "Advisory Agreement") dated March 31, 1999. BancWest Corporation, the entity formed by the merger of First Hawaiian, Inc., the parent of First Hawaiian Bank, and BancWest Corporation, has created an investment advisory subsidiary entitled Bishop Street Capital Management. On November 9, 1999, the Board of Trustees of the Trust approved Bishop Street Capital Management as the new adviser to the Funds. This change became effective on February 22, 2000. The Advisory Agreement between First Hawaiian Bank and the Bishop Street Funds, and the obligations contained in that Agreement have been assumed by Bishop Street Capital Management (the "Adviser"). Bishop Street Capital Management employs the same investment personnel that managed the Funds under First Hawaiian Bank and the management and control of the Adviser, as well as the services provided, remain the same. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

         The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

         The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the vote of the Trustees or a majority of outstanding shares of the Funds, as defined in the 1940 Act. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

         The Adviser is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.74% of the daily average net assets of the Equity Fund, 0.55% of the daily average net assets of the High Grade Income Fund, 0.35% of the daily average net assets of the Hawaii Municipal Bond Fund, 0.30% of the daily average net assets of the Money Market Fund and 0.30% of the daily average net assets of the Treasury Money Market Fund.


                  For the fiscal years ended December 31, 1998, 1999 and 2000, the Funds paid the following advisory fees:

--------------------------------------------------------------------------------------------------------------
                                           ADVISORY FEES PAID                   ADVISORY FEES WAIVED
--------------------------------------------------------------------------------------------------------------
FUND                             1998           1999          2000          1998         1999        2000
--------------------------------------------------------------------------------------------------------------
Equity Fund                    $514,451     $1,309,175     $2,636,799     $ 75,127     $ 45,745     $129,898
--------------------------------------------------------------------------------------------------------------
High Grade Income Fund         $ 94,508     $  229,757     $  564,616     $ 47,128     $ 72,395     $138,870
--------------------------------------------------------------------------------------------------------------
Hawaii Municipal Bond Fund     $ 16,208     $   46,278     $  242,292     $ 94,685     $197,280     $285,232
--------------------------------------------------------------------------------------------------------------
Money Market Fund              $558,662     $  718,953     $  662,842     $209,398     $126,033     $276,434
--------------------------------------------------------------------------------------------------------------
Treasury Money Market Fund     $421,356     $  537,371     $  615,604     $545,821     $437,223     $527,820
--------------------------------------------------------------------------------------------------------------


                                 THE SUB-ADVISER

         First Hawaiian Bank entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Wellington Management Company, LLP (the "Sub-Adviser") dated March 31, 1999, relating to the Money Market and Treasury Money Market Funds, Bishop Street Capital Management, the new investment advisory subsidiary created by BancWest Corporation, has assumed all investment advisory duties and responsibilities of First Hawaiian Bank. All obligations and responsibilities of the Adviser to the Sub-Adviser under the existing sub-advisory contract have been assumed by Bishop Street Capital Management.

         Under the Sub-Advisory Agreement, the Sub-Adviser is entitled to fees which are calculated daily and paid monthly at an annual rate of 0.075% of the aggregate average daily net assets of the Money Market and Treasury Money Market Funds, respectively, up to $500 million and 0.020% of the aggregate average daily net assets of the Money Market and Treasury Money Market Funds, respectively, in excess of $500 million. Such fees are paid by the Adviser and the Sub-Adviser receives no fees directly from these Funds.


         For the fiscal years ended December 31, 1998, 1999 and 2000, the Money Market and Treasury Money Market Funds paid the following sub-advisory fees:



----------------------------------------------------------------------------------------------------------------
                                            SUB-ADVISORY FEES PAID             SUB-ADVISORY FEES WAIVED
----------------------------------------------------------------------------------------------------------------
FUND                                 1998            1999              2000          1998       1999       2000
----------------------------------------------------------------------------------------------------------------
Money Market Fund                  $172,523         $184,189         $186,406         $0         $0         $0
----------------------------------------------------------------------------------------------------------------
Treasury Money Market Fund         $214,421         $212,117         $226,360         $0         $0         $0
----------------------------------------------------------------------------------------------------------------


                                THE ADMINISTRATOR

         The Trust and SEI Investments Mutual Funds Services (the
"Administrator") have entered into an administration agreement (the "Administration Agreement") dated January 27, 1995. Under the Administration Agreement, the Administrator provides the Trust with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. The Administrator also acts as shareholder servicing agent for the Funds.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.


         The Administrator is entitled to a fee, calculated daily and paid monthly, at an annual rate of 0.20% of average daily net assets of each of the Funds. For the fiscal years ended December 31, 1998, 1999 and 2000, the Funds paid the following administrative fees:



------------------------------------------------------------------------------------------------------------------
                                           ADMINISTRATIVE FEES PAID           ADMINISTRATIVE FEES WAIVED
------------------------------------------------------------------------------------------------------------------
FUND                               1998         1999            2000           1998          1999         2000
------------------------------------------------------------------------------------------------------------------
Equity Fund                      $95,607       $182,269       $402,209       $ 63,739       $183,926     $345,567
------------------------------------------------------------------------------------------------------------------
High Grade Income Fund           $30,902       $ 50,012       $127,252       $ 20,602       $ 59,861     $128,563
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Hawaii Municipal Bond Fund       $ 15,841      $ 32,391       $ 91,823       $ 47,526       $106,785     $208,248
------------------------------------------------------------------------------------------------------------------
Money Market Fund                $307,224      $151,357       $340,912       $204,816       $411,967     $285,273
------------------------------------------------------------------------------------------------------------------
Treasury Money Market Fund       $386,871      $243,787       $413,687       $257,914       $405,942     $348,596
------------------------------------------------------------------------------------------------------------------



         The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds, including, but without limitation to: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Omaha Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Fund, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Pitcairn Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. II, and UAM Funds, Inc.


                                 THE DISTRIBUTOR

         SEI Investments Distribution Co. (the "Distributor"), One Freedom Valley Drive, Oaks, Pennsylvania 19456 a wholly-owned subsidiary of SEI, serves as the distributor. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers.


         Class A Shares of the Funds are sold with a front-end sales charge. The Distributor collected and retained sales charges in the amounts shown for the fiscal periods ended December 31, 1999 and 2000*:



---------------------------------------------------------------------------------------------------------
                                                                               Dollar Amounts of Loads
                Fund                        Dollar Amount of Loads           Retained by SEI Investments
                                          ---------------------------------------------------------------
                                            1999              2000              1999              2000
---------------------------------------------------------------------------------------------------------
Equity Fund                               $22,000           $28,225              $0                $0
---------------------------------------------------------------------------------------------------------
High Grade Income Fund                       $0                $0                $0                $0
---------------------------------------------------------------------------------------------------------
Hawaii Municipal Bond Fund                $161,000          $80,270              $0                $0
---------------------------------------------------------------------------------------------------------

* Class A Shares of the Funds (except the Money Market Fund) were initially offered beginning June 14, 1999. The Money Market Fund's Class A Shares had not commenced operations as of the period indicated and do not have a front-end sales charge.

         Depending upon the amount of an investment in the Class A Shares, the front-end sales load reallowed to dealers will vary:

EQUITY FUND

                                                         DEALER REALLOWANCE AS A PERCENTAGE
INVESTMENT AMOUNT:                                               OF OFFERING PRICE
-----------------------------------------------------------------------------------------------------
  Less than $50,000                                                    5.75%
  $50,000 but less than $100,000                                       4.50%
  $100,000 but less than $250,000                                      3.50%
  $250,000 but less than $500,000                                      2.50%
  $500,000 but less than $1,000,000                                    2.00%
  $1,000,000 and over                                                  0.00%*


HIGH GRADE INCOME FUND

                                                         DEALER REALLOWANCE AS A PERCENTAGE
INVESTMENT AMOUNT:                                               OF OFFERING PRICE
-----------------------------------------------------------------------------------------------------
  Less than $50,000                                                    4.75%
  $50,000 but less than $100,000                                       4.50%
  $100,000 but less than $250,000                                      3.50%
  $250,000 but less than $500,000                                      2.50%
  $500,000 but less than $1,000,000                                    2.00%
  $1,000,000 and over                                                  0.00%*

HAWAII MUNICIPAL BOND FUND


                                                         DEALER REALLOWANCE AS A PERCENTAGE
INVESTMENT AMOUNT:                                               OF OFFERING PRICE
-----------------------------------------------------------------------------------------------------
  Less than $50,000                                                    4.25%
  $50,000 but less than $100,000                                       4.00%
  $100,000 but less than $250,000                                      3.50%
  $250,000 but less than $500,000                                      2.50%
  $500,000 but less than $1,000,000                                    2.00%
  $1,000,000 and over                                                  0.00%*



*Even though you do not pay a sales charge on purchases of $1,000,000 or more, the Distributor may pay dealers a 1% commission for these transactions.


         Each Fund has adopted a shareholder servicing plan (the "Service Plan") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to each Fund will be paid to the Distributor. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as profit any difference between the fee it receives and amount is pays to third parties.


         For the fiscal year ended December 31, 2000, the Distributor paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank for shareholder services performed for the Funds.


                                DISTRIBUTION PLAN


         The Trust has adopted a Distribution Plan (the "Plan") for the Class A shares of the bond and equity funds and the Money Market Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Plan is in the best interests of the shareholders. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto ("Qualified Trustees"). The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.



         The Plan adopted by the Class A shares provides that the Trust will pay the Distributor a fee of up to 0.25% of the average daily net assets of the bond and equity funds' and the Money Market Fund's Class A shares that the Distributor can use to compensate broker-dealers and service providers, including affiliates of the Distributor, that provide distribution-related services to Class A shareholders or to their customers who beneficially own Class A shares.


         Payments may be made under the Plan for distribution services, including reviewing of purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires.

         Except to the extent that the Administrator and/or Adviser benefited through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of the Distribution Plan or related agreements.


         For the fiscal year ended December 31, 2000, the Funds' Class A Shares incurred the following expenses under the plan:

--------------------------------------------------------------------------------------------------------------------------------
                                                         AMOUNT PAID
                                                        TO 3RD PARTIES
                                                           BY THE
                                                        DISTRIBUTOR FOR
                                                          DISTRIBUTOR
                                                            RELATED
                    TOTAL (AS A %         TOTAL            SERVICES
  FUND*            OF NET ASSETS)      ($ AMOUNT)        ($ AMOUNT)        SALES EXPENSES      PRINTING COSTS      OTHER COSTS
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------------------------
Equity Fund           0.25%               $8,102             $8,102               N/A                 N/A                N/A
--------------------------------------------------------------------------------------------------------------------------------
High Grade
Income Fund           0.25%                $18                 $18                N/A                 N/A                N/A
--------------------------------------------------------------------------------------------------------------------------------
Hawaii
Municipal Bond
Fund                  0.25%              $20,894             $20,894              N/A                 N/A                N/A
--------------------------------------------------------------------------------------------------------------------------------



*The Money Market Fund's Class A Shares had not commenced operations as of the period indicated.


         Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the Securities and Exchange Commission ("SEC") by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

                               THE TRANSFER AGENT

         DST Systems, Inc. (the "Transfer Agent"), 330 W. 9th Street, Kansas City, Missouri 64105 serves as the Funds' transfer agent.

                                  THE CUSTODIAN


         Union Bank of California, N.A. (the "Custodian"), San Francisco, California 94104 serves as the Funds' custodian.


                             INDEPENDENT ACCOUNTANTS


         PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia, Pennsylvania 19103 serves as the Funds' independent accountants.


                                  LEGAL COUNSEL

         Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103 serves as legal counsel to the Funds.

                       TRUSTEES AND OFFICERS OF THE TRUST

         The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

An asterisk (*) indicates an interested person as defined by the 1940 Act.

         MARTIN ANDERSON (DOB 11/16/23) - Trustee - Partner, Goodsill, Anderson, Quinn & Stifel since 1951.

         TIMOTHY D. BARTO (DOB 03/28/68) - Vice President and Assistant Secretary - Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Adviser, Administrator and Distributor since December 1999. Associate at Dechert, Price & Rhoads (1997-1999). Associate at Richter, Miller & Finn (1993-1997).

         CHARLES E. CARLBOM (DOB 08/20/34) - Trustee - Chairman, BPI, Inc. since 1999; President and CEO, United Grocers Inc. (1997-1999); President and CEO, Western Family Food Inc., Western Family Holdings Inc. (1982-1997).

         *PHILIP H. CHING (DOB 01/11/31) - Trustee - Retired since 1996; Vice Chairman, First Hawaiian Bank (1968-1996).


         TODD B. CIPPERMAN (DOB 02/14/66) - Vice President and Assistant Secretary - Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Adviser, the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm) (1994-1995).


         LYDIA A. GAVALIS (DOB 06/05/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange (1989-1998).

         RICHARD W. GRANT (DOB 10/25/45) - Secretary - 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan Lewis & Bockius LLP (law firm) since 1989, counsel to the Trust, SEI Investments, the Adviser, the Administrator and the Distributor.

         JAMES L. HUFFMAN (DOB 03/25/45) - Trustee - Dean and Professor, Lewis & Clark Law School since 1973.

         CHRISTINE M. MCCULLOUGH (DOB 12/02/60) - Vice President and Assistant Secretary- Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since December 1999. Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads, 1990-1991.


         *ROBERT A. NESHER (DOB 08/17/46) - Chairman and President of the Board of Trustees - Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated; Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Adviser, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

         *WILLIAM S. RICHARDSON (DOB 12/22/19) - Trustee - Retired since 1992.

         CHRISTOPHER F. SALFI (DOB 11/28/63) - Treasurer and Controller - Director, Fund Accounting, SEI Investments since January 1998; Fund Accounting Manager of SEI Investments, (1994-1997).

         *PETER F. SANSEVERO (DOB 01/06/33) - Trustee - Regional Director of the Northwestern Region and First Vice President, Merrill Lynch (1958-1997).

         MANUEL R. SYLVESTER (DOB 06/20/30) - Trustee - Retired since 1992.

         JOYCE S. TSUNODA (DOB 01/01/38) - Trustee - Chancellor - Community Colleges - University of Hawaii since 1983; Senior Vice President - University of Hawaii System since 1989.


         SHERRY K. VETTERLEIN (DOB 06/22/62) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since January 2000. Shareholder/Partner, Buchanan Ingersoll Professional Corporation (1992-2000).



         WILLIAM E. ZITELLI, JR. (DOB 06/14/68) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (1998-2000). Associate at Pepper Hamilton LLP (1997-1998). Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (1994-1997).

-------------------------------------------------------------------------------------------------------------
    NAME OF PERSON AND POSITION                   AGGREGATE                    TOTAL COMPENSATION FROM
                                                 COMPENSATION                REGISTRANT AND FUND COMPLEX
                                               FROM REGISTRANT                PAID TO DIRECTORS FOR FYE
                                               FOR FYE 12/31/00                        12/31/00
-------------------------------------------------------------------------------------------------------------
Martin Anderson, Trustee                           $10,000                 $10,000 for services on 1 board
-------------------------------------------------------------------------------------------------------------
Charles E. Carlbom, Trustee                        $10,000                 $10,000 for services on 1 board
-------------------------------------------------------------------------------------------------------------
Philip H. Ching, Trustee*                          $10,000                 $10,000 for services on 1 board
-------------------------------------------------------------------------------------------------------------
James L. Huffman, Trustee                          $10,000                 $10,000 for services on 1 board
-------------------------------------------------------------------------------------------------------------
Shunichi Kimura, Trustee**                         $10,000                 $10,000 for services on 1 board
-------------------------------------------------------------------------------------------------------------
Robert A. Nesher, Trustee*                            $0                      $0 for services on 1 board
-------------------------------------------------------------------------------------------------------------
William S. Richardson, Trustee*                    $10,000                 $10,000 for services on 1 board
-------------------------------------------------------------------------------------------------------------
Peter S. Sansevero, Trustee*                       $10,000                 $10,000 for services on 1 board
-------------------------------------------------------------------------------------------------------------
Manuel R. Sylvester, Trustee                       $10,000                 $10,000 for services on 1 board
-------------------------------------------------------------------------------------------------------------
Joyce S. Tsunoda, Trustee                          $10,000                 $10,000 for services on 1 board
-------------------------------------------------------------------------------------------------------------



* Messrs. Ching, Nesher, Richardson and Sansevero are Trustees who may be deemed to be "interested" persons of the Trust as the term is defined in the 1940 Act. ** Mr. Kimura resigned effective February 15, 2001.


         The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

CODES OF ETHICS


         The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the Investment Adviser, Sub-Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. A copy of the Code of Ethics of the Trust, Investment Adviser, Sub-Adviser, and Distributor is on file with the Securities and Exchange Commission, and is available to the public.


                                    REPORTING

         The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other shareholder reports to shareholders of record.

                                   PERFORMANCE

         YIELDS. Yields are one basis upon which investors may compare the Funds with other funds; however, yields of other funds and other investment vehicles may not be comparable because of the factors set forth below and differences in the methods used in valuing portfolio instruments.

         The yield of a money market fund fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in a money market fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

         MONEY MARKET FUND YIELDS. From time to time the Money Market and Treasury Money Market Funds advertise their "current yield" and "effective yield" (also called "effective compound yield"). Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of these Funds refers to the income generated by an investment in the Funds over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is similarly calculated but, when annualized, the income earned by an investment in the Funds is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

         The current yield of the Money Market and Treasury Money Market Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield.

         The effective compound yield of these Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = (Base Period Return + 1)365/7) - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.


         For the seven-day period ended December 31, 2000, the seven-day yield and seven-day effective yield for the Institutional Class Shares of the Money Market Fund were 6.18% and 6.37%, respectively.



         For the seven-day period ended December 31, 2000, the seven-day yield and seven-day effective yield for the Institutional Class Shares of the Treasury Money Market Fund were 5.75% and 5.92%, respectively.


         OTHER YIELDS. The Hawaii Municipal Bond Fund and the High Grade Income Fund may advertise a 30-day yield. The Hawaii Municipal Bond Fund also may advertise a 30-day tax-equivalent yield. These figures will be based on historical earnings and are not intended to indicate future performance. The 30-day yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

         Yield = (2 (a - b/cd + 1)6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.


         A tax equivalent yield demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of a fund that invests in tax-exempt obligations. The tax equivalent yield for the Hawaii Municipal Bond Fund is computed by dividing that portion of the current yield (or effective yield) of the Hawaii Municipal Bond Fund (computed for the Hawaii Municipal Bond Fund as indicated above) that is tax exempt by one minus a stated income tax rate and adding the quotient to that portion (if any) of the yield of the Hawaii Municipal Bond Fund assumes the highest federal tax rate 39.6%. The effective rate used in determining such yield does not reflect the tax costs resulting from the loss of the benefit of personal exemptions and itemized deductions that may result from the receipt of additional taxable income by taxpayers with adjusted gross incomes exceeding certain levels. The tax equivalent yield may be higher than the rate stated for taxpayers subject to the loss of these benefits.



         For the 30-day period ended December 31, 2000, the 30-day yield and 30-day tax equivalent yield for the Hawaii Municipal Bond Fund were 4.65% and 7.70%, respectively, for the Institutional Class Shares, and 4.22% and 6.99%, respectively, for the Class A Shares.

         For the 30-day period ended December 31, 2000, the 30-day yield for the High Grade Income Fund was 5.97% for the Institutional Class Shares, and 5.44% for the Class A Shares.


                           CALCULATION OF TOTAL RETURN

         From time to time, certain of the Funds may advertise total return on an "average annual total return" basis and on an "aggregate total return" basis for various periods. Average annual total return reflects the average annual percentage change in the value of an investment in a Fund over a particular measuring period. Aggregate total return reflects the cumulative percentage change in value over the measuring period. Aggregate total return is computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period or the life of the fund. The formula for calculating aggregate total return can be expressed as (ERV/P) - 1.


         The calculation of total return assumes reinvestment of all dividends and capital gain distribution on the reinvestment dates during the period and that the entire investment is redeemed at the end of the period. The performance results listed below refer to results for the fiscal year and the period from each Fund's inception ended December 31, 2000.



--------------------------------------------------------------------------------------
                                AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------------
                                                                              SINCE
                  FUND                      1 YEAR           5 YEARS        INCEPTION
--------------------------------------------------------------------------------------
          INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------
              Equity Fund                   -16.20%            N/A           14.23%(1)
--------------------------------------------------------------------------------------
         High Grade Income Fund             10.25%             N/A            5.68%(1)
--------------------------------------------------------------------------------------
       Hawaii Municipal Bond Fund           12.61%            5.59%           6.35%(2)
--------------------------------------------------------------------------------------
           Money Market Fund                 6.13%            5.34%           5.38%(3)
--------------------------------------------------------------------------------------
       Treasury Money Market Fund            5.89%             N/A            5.19%(4)
--------------------------------------------------------------------------------------
                CLASS A*
--------------------------------------------------------------------------------------
              Equity Fund                   -21.29%            N/A            3.36%(5)
           (with sales loads)
--------------------------------------------------------------------------------------
              Equity Fund                   -16.49%            N/A            0.42%
         (without sales loads)
--------------------------------------------------------------------------------------
         High Grade Income Fund              4.59%             N/A            2.96%(5)
           (with sales loads)
--------------------------------------------------------------------------------------
         High Grade Income Fund              9.85%             N/A            6.23%
         (without sales loads)
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
       Hawaii Municipal Bond Fund            7.59%            4.58%           3.65%(5)
           (with sales loads)
--------------------------------------------------------------------------------------
       Hawaii Municipal Bond Fund           12.34%            5.48%           6.58%
         (without sales loads)
--------------------------------------------------------------------------------------



* The Money Market Fund's Class A Shares had not commenced operations as of the period indicated.


------------------------------------

1 Commenced operations on January 31, 1997.
2 Commenced operations on February 15, 1995.
3 Commenced operations on January 30, 1995.
4 Commenced operations on May 1, 1996.
5 Commenced operations on June 14, 1999.

         The Funds' performance may from time to time be compared to other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services), financial and business publications and periodicals, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. The Funds may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Funds may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capitals markets in the U.S. The Funds may use long term performance of these capital markets to demonstrate general long-term risk vs. reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Funds may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

         The Funds may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

                                PURCHASING SHARES

         Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange and the Federal Reserve wire system are open for business. Currently, the weekdays on which the Trust is closed for business are:
New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Purchases and redemptions will be made in full and fractional shares that are calculated to three decimal places.

                                REDEEMING SHARES

         It is the Trust's policy to pay for redemptions in cash. The Trust retains the right, however, to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

         The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Adviser, the Sub-Adviser, the Administrator and/or the Custodian are not open for business.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value per share of the Money Market and Treasury Money Market Funds is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price these Funds would receive if they sold the instrument. During periods of declining interest rates, the daily yield of the Funds may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by these Funds resulted in a lower aggregate portfolio value on a particular day, a prospective investor in these Funds would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in these Funds would experience a lower yield. The converse would apply in a period of rising interest rates.

         The Money Market and Treasury Money Market Funds' use of amortized cost and the maintenance of these Funds' net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. These conditions currently require that the Funds maintain a dollar-weighted average maturity of 90 days or less, not purchase any instrument having a remaining maturity of more than 397 days, and will limit their investments to those U.S. dollar-denominated instruments which the Trustees determine to present minimal credit risks and which are of "eligible" quality. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds' current net asset value per share calculated using available market quotations from the Funds' amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of these Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

         The securities of the Equity, High Grade Income and Hawaii Municipal Bond Funds are valued pursuant to prices and valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

                                      TAXES

         The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situation, including their state and local tax liabilities.

         The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. Each Fund is generally treated as a separate corporation for federal income tax purposes. Thus, the provisions of the Code generally will be applied to each Fund separately.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which they may be subject.

         In order to qualify as a RIC, a Fund must distribute at least 90% of its net investment income (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders (the "Distribution Requirement"). In addition, a Fund must meet the following additional requirements: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. For purposes of the 90% gross income requirement described in (i) above, foreign currency gains which are not directly related to a Fund's principal business of investing in stock or securities (or options or futures with respect to stock or securities may be excluded from income that qualifies under the 90% requirement.

         Some of the Funds may make investments in securities (such as STRIPS) that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of net investment income the Funds must distribute to satisfy the distribution requirement. In some cases, the Funds may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

         Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

         If the Funds fail to qualify for any taxable year as a RIC, all of their taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of a Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

FUND DISTRIBUTIONS

         Distributions of net investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of a Fund's earnings and profits. Each Fund anticipates that it will distribute substantially all of its net investment for each taxable year.

         Each Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gains distribution, they are taxable to shareholders who are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held the shares. If any such gains are retained, a Fund will pay federal income tax thereon, and if the Fund makes an election, the shareholders will include such undistributed gains in their income, will increase their tax basis in the Fund's shares by 65% of the amount included in their income and will be able to claim their share of the tax paid by the Fund as a refundable credit.

         In the case of corporate shareholders, distributions (other than capital gains distributions) from a RIC generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by a Fund for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Accordingly, it is not expected that any distribution from High Grade Income Fund, Hawaii Municipal Bond Fund, Money Market Fund, or Treasury Money Market Fund will qualify for the corporate dividends-received deduction. Conversely, distributions from the Equity Fund generally will qualify for the corporate dividends-received deduction.

         Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared and payable to shareholders of record in October, November, or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Fund on December 31 of the year in which the dividends were declared.

         Each Fund will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

SALE OR EXCHANGE OF FUND SHARES

         Generally, gain or loss on the sale or exchange of a share will be capital gain or loss that will be long-term if the Share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Share held for six months or less and has previously received a capital gains distribution with respect to the Share (or inclusion of undistributed net capital gains with respect to such Share), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or inclusion of undistributed net capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

         In certain cases, a Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding.

FEDERAL EXCISE TAX

         If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. Each Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

ADDITIONAL CONSIDERATIONS FOR HAWAII MUNICIPAL BOND FUND

         The Fund intends to qualify to pay "exempt interest dividends" to its shareholders by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50% of the value of its total assets consist of obligations the interest on which is exempt from federal income tax. As long as this and certain other requirements are met, dividends derived from the Fund's net tax-exempt interest income will be "exempt interest dividends" that may be excluded from shareholders' gross income for federal income tax purposes. Exempt interest dividends may, however, have collateral deferral income tax consequences, including alternative minimum tax consequences, as discussed below.

         Exempt-interest dividends may be subject to the alternative minimum tax imposed by Section 55 of the Code (the "Alternative Minimum Tax"). The Alternative Minimum Tax is imposed at a rate of up to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be affected by the receipt of exempt-interest dividends in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax. The Fund intends, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

         The percentage of income that constitutes exempt-interest dividends will be determined for each year for the Fund and will be applied uniformly to all dividends declared with respect to the Fund during that year. This percentage may differ from the actual percentage for any particular day.

         Interest on indebtedness incurred or continued by shareholders to purchase or carry Shares of the Fund will be limited for federal income tax purposes to the extent that any portion of such Fund's distributions consist of exempt-interest dividends. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

         Any loss on the sale or exchange of shares of the Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the selling shareholder with respect to such shares.

         Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing Shares of the Fund. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in trade or business a part of such a facility.

         Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt interest dividends.

         Issuers of bonds purchased by the Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been in-accurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

         The Fund may not be a suitable investment for tax-exempt shareholders and plans because such shareholders and plans would not gain any additional tax benefit from the receipt of exempt-interest dividends.

         The state and local tax consequences of an investment in the Fund may differ from the federal consequences described above and shareholders are urged to consult their tax advisers with respect to such consequence.

                              STATE AND LOCAL TAXES

         A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Depending upon state and local law, distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Funds.

HAWAII TAXATION

         The State of Hawaii has specifically adopted Sections 852 through 855 of the Code, which provisions provide for pass-through treatment of exempt interest dividends and capital gains, i.e., distributions by the Hawaii Municipal Bond Fund of dividends representing exempt interest and capital gains retain their original character in the hands of shareholders. As the State of Hawaii's Department of Taxation has confirmed in response to a request by special counsel for the Trust, distributions from the Hawaii Municipal Bond Fund to its shareholders which are attributable to interest on obligations exempt from income tax in the State of Hawaii will not be subject to Hawaii income tax in the hands of shareholders so long as at least 50% of the Hawaii Municipal Bond Fund's assets are invested in securities the interest from which is exempt from Hawaii state taxation. In addition, the Department of Taxation has confirmed that interest income on obligations issued by the U.S. government and its territories is exempt from State of Hawaii income taxation. While the Hawaii Municipal Bond Fund intends to invest primarily in obligations which produce tax-exempt interest, if the Fund invests in obligations that are not exempt for Hawaii purposes, a portion of the Fund's distribution will be subject to Hawaii income tax.

                                FUND TRANSACTIONS

         Subject to policies established by the Trustees, the Adviser (and, where applicable, the Sub-Adviser) are responsible for placing the orders to execute transactions for the Funds. In placing orders, it is the policy of the Adviser to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The Funds will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

         The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

         The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

         The Trust may allocate out of all commission business generated by all of the Funds and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the Fund or account generating the brokerage.

         As provided in the Securities Exchange Act of 1934 (the "1934 Act"), higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the Funds receiving the pricing service.

         The Adviser may place a combined order for two or more accounts or Funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and Funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         The Funds may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Funds on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation.

         These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Funds may direct commission business to one or more designated broker/dealers, including the Distributor, in connection with such broker/dealer's payment of certain of the Funds' expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review the procedures periodically.

         Since the Trust does not market its shares through intermediary broker-dealers, it is not the Trust's practice to allocate brokerage business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place Fund orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.


         For the fiscal year ended December 31, 2000, the following commissions were paid on brokerage transactions, pursuant to an agreement or understanding, to brokers because of research services provided by the brokers:



-----------------------------------------------------------------------------------------------------------
                                                                                Total Dollar Amount of
               Fund                   Total Dollar Amount of Brokerage     Transactions Involving Directed
                                     Commissions for Research Services        Brokerage Commissions for
                                                                                  Research Services
-----------------------------------------------------------------------------------------------------------
Equity Fund                                     $163,120.65                         $167,020,878.57
-----------------------------------------------------------------------------------------------------------
High Grade Income Fund                               $0                                   $0
-----------------------------------------------------------------------------------------------------------
Hawaii Municipal Bond Fund                           $0                                   $0
-----------------------------------------------------------------------------------------------------------
Money Market Fund                                    $0                                   $0
-----------------------------------------------------------------------------------------------------------
Treasury Money Market Fund                           $0                                   $0
-----------------------------------------------------------------------------------------------------------


For the years indicated, the Funds paid the following brokerage commissions:


-------------------------------------------------------------------------------------------------------------------------
                                                                                             % of Total      % of Total
                                                                                              Brokerage       Brokerage
        Fund              Total $ Amount of Brokerage       Total $ Amount of Brokerage      Commissions    Transactions
                               Commissions Paid            Commissions Paid to Affiliate       Paid to        Effected
                                                                      Brokers                Affiliated        Through
                                                                                               Brokers       Affiliated
                                                                                                               Brokers
-------------------------------------------------------------------------------------------------------------------------
                         1998        1999        2000       1998       1999       2000          2000            2000
-------------------------------------------------------------------------------------------------------------------------
Equity Fund             $58,933    $181,838    $265,359    $19,863    $6,265       $0            0%              0%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
High Grade Income          -          -           -           -          -          -             -               -
Fund
-------------------------------------------------------------------------------------------------------------------------
Hawaii Municipal           -          -           -           -          -          -             -               -
Bond Fund
-------------------------------------------------------------------------------------------------------------------------
Money Market Fund          -          -           -           -          -          -             -               -
-------------------------------------------------------------------------------------------------------------------------
Treasury Money             -          -           -           -          -          -             -               -
Market Fund
-------------------------------------------------------------------------------------------------------------------------

"Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. On December 31, 2000, the following Funds held securities of the Trust's "regular brokers or dealers" as follows:


---------------------------------------------------------------------------------------------------------
                                                                          TOTAL $ AMOUNT OF SECURITIES OF
                                                                             EACH REGULAR BROKER-DEALER
                 FUND                       NAME OF BROKER/DEALER                       HELD
---------------------------------------------------------------------------------------------------------
Money Market Fund*                             Lehman Brothers                      $21,300,000
---------------------------------------------------------------------------------------------------------
                                                 UBS Warburg                        $21,000,000
---------------------------------------------------------------------------------------------------------
Treasury Money Market Fund**                         BZW                            $66,400,000
---------------------------------------------------------------------------------------------------------
                                          Credit Suisse First Boston                $17,000,000
---------------------------------------------------------------------------------------------------------
                                               Lehman Brothers                      $79,000,000
---------------------------------------------------------------------------------------------------------
                                                 UBS Warburg                        $65,200,000
---------------------------------------------------------------------------------------------------------
                                                   Paribas                          $81,300,000
---------------------------------------------------------------------------------------------------------


 * All of the broker-dealer securities held by the Money Market Fund represent repurchase agreements fully collateralized by U.S. government agency securities.
** All of the broker-dealer securities held by the Treasury Money Market Fund represent repurchase agreements fully collateralized by U.S. Treasury securities.


         The portfolio turnover rate for the Equity Fund was 41% for the fiscal year ended December 31, 1998, 58% for the fiscal year ended December 31, 1999, and 52% for the fiscal year ended December 31, 2000. The portfolio turnover rate for the High Grade Income Fund was 98% for the fiscal year ended December 31, 1998, 56% for the fiscal year ended December 31, 1999 and 88% for the fiscal year ended December 31, 2000. The portfolio turnover rate for the Hawaii Municipal Bond Fund was 21% for the fiscal year ended December 31, 1998, 14% for the fiscal year ended December 31, 1999 and 19% for the fiscal year ended December 31, 2000.


                              DESCRIPTION OF SHARES

         The Agreement and Declaration of Trust ("Declaration of Trust") authorizes the issuance of an unlimited number of each series. Each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund, after taking into account additional distribution and transfer agency expenses attributable to Class A shares. Shareholders have no preemptive rights. The Agreement and Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds. All consideration received by the Trust for shares of any additional series or separate class and all assets in which such consideration is invested would belong to that series or separate class and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

                                     VOTING

         Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

         Where the Trust's Prospectuses or Statements of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (1) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

                              SHAREHOLDER LIABILITY

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

                        LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their Offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                             5% AND 25% SHAREHOLDERS


         A shareholder owning of record or beneficially more than 25% of a particular Fund's shares may be considered to be a "controlling person" of that Fund. Accordingly, its vote could have a more significant effect on matters presented at shareholder meetings than the votes of the Fund's other shareholders. As of April 3, 2001, the following persons were the only persons who were record owners (or to the knowledge of the Adviser, beneficial owners) of 5% and 25% or more of the Fund's shares:



FUND                                        SHAREHOLDER                                    %
----                                        -----------                                    -
Equity Fund                                 Stacey TJ Wong TR                              59.00%
Class A Shares                              U/A dtd 04/30/1922
                                            Eric Alfred Knudsen Trust
                                            P.O. Box 759
                                            Kalaheo, HI 96741-0759


High Grade Income Fund                      Vicky L. Umemoto &                             5.13%
Class A Shares                              Derrick W. Umemoto JTWROS
                                            P.O. Box 5877
                                            Hilo, HI 96720-8877

                                            Paul H. Umemoto &                              5.43%
                                            Derrick W. Umemoto JTWROS
                                            P.O. Box 5877
                                            Hilo, HI 96720-8877


                                            Derrick W. Umemoto                             5.41%
                                            P.O. Box 5877
                                            Hilo, HI 96720-8877


                                            Patricia J. Mitzel &                           29.09%
                                            Carl Mitzel JTWROS
                                            21644 Forest Hill Rd.
                                            Richmond, MN 56368-8160


                                            William P. Burns Jr. &                         22.16%
                                            Helen Burns JTWROS
                                            9530 E. Sellarolle Rd.

                                            Tucson, AZ 85730-3012

                                            John Donovan &                                 22.16%
                                            Martha Donovan JTWROS
                                            437 A Crater Rd.
                                            Kula, HI 96790


Hawaii Municipal Bond Fund                  Stacey TJ Wong TR                              16.94%
Class A Shares                              U/A dtd 04/30/1922
                                            Eric Alfred Knudsen Trust
                                            P.O. Box 759
                                            Kalaheo, HI 96741-0759



Equity Fund                                 FIDAC                                          53.34%
Institutional Class Shares                  c/o Marshall & Ilsley Trust Co.
                                            P.O. Box 2977
                                            Milwaukee, WI  53201-2977

                                            Miter & Co.                                    42.21%
                                            FBO TA
                                            c/o Marshall & Ilsley Trust Co.
                                            P.O. Box 2977
                                            Milwaukee, WI  53201-2977

High Grade Income Fund                      FIDAC                                          73.56%
Institutional Class Shares                  c/o Marshall & Ilsley Trust Co.
                                            P.O. Box 2977
                                            Milwaukee, WI  53201-2977

                                            Miter & Co.                                    20.73%
                                            FBO TA
                                            c/o Marshall & Ilsley Trust Co.
                                            P.O. Box 2977
                                            Milwaukee, WI  53201-2977


Hawaii Municipal Bond Fund                  FIDAC                                          84.55%
Institutional Class Shares                  c/o Marshall & Ilsley Trust Co.
                                            P.O. Box 2977
                                            Milwaukee, WI  53201-2977

                                            Miter & Co.                                    5.90%
                                            FBO TA
                                            c/o Marshall & Ilsley Trust Co.
                                            P.O. Box 2977
                                            Milwaukee, WI  53201-2977

Money Market Fund                           Maril & Co.                                    76.42%
Institutional Class Shares                  c/o First Hawaiian Bank
                                            Trust & Investments Division
                                            P.O. Box 3708
                                            Honolulu, HI  96811-3708

                                            Maril & Co.                                    21.07%
                                            c/o First Hawaiian Bank
                                            Trust & Investments Division
                                            P.O. Box 3708
                                            Honolulu, HI  96811-3708


Treasury Money Market Fund                  Maril & Co.                                    46.66%
Institutional Class Shares                  c/o First Hawaiian Bank
                                            Trust & Investments Division
                                            P.O. Box 3708
                                            Honolulu, HI  96811-3708

                                            Maril & Co.                                    52.96%
                                            c/o First Hawaiian Bank
                                            Trust & Investments Division
                                            P.O. Box 3708
                                            Honolulu, HI  96811-3708


                              FINANCIAL INFORMATION


         The Trust's financial statements for the fiscal year ended December 31, 2000, including notes thereto and the report of PricewaterhouseCoopers LLP thereon, are herein incorporated by reference. A copy of the 2000 Annual Report must accompany the delivery of this Statement of Additional Information.

                               BISHOP STREET FUNDS

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS:

(a)(1) Agreement and Declaration of Trust dated May 25, 1994 as originally filed with the Registrant's Registration Statement on Form N-1A (File No. 33-80514) filed with the SEC on June 20, 1994, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 3 to the Registrant's Registration Statement, as filed February 29, 1996.

(a)(2) Amended and Restated Agreement and Declaration of Trust dated September 1, 1994 as originally filed with the Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-80514) filed with the SEC on September 7, 1994, is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement, as filed February 29, 1996.

(b)(1) By-Laws of the Registrant as originally filed with the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514) on June 20, 1994, are incorporated herein by reference to
         Exhibit 2 of Post-Effective Amendment No. 3 to the Registrant's Registration Statement, as filed February 29, 1996.

(b)(2) Amended By-Laws of the Registrant as originally filed with the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on Form N-1A (File No. 33-80514) on September 7, 1994, are incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement, as filed February 29, 1996.

(b)(3) Amended By-Laws of the Registrant are incorporated herein by reference to Exhibit 2(b) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 26, 1998.

(c)      Not applicable.

(d)(1) Investment Advisory Agreement between the Registrant and First Hawaiian Bank dated January 25, 1995, is incorporated herein by reference to
         Exhibit 5(a) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

(d)(2) Investment Sub-Advisory Agreement by and among the Registrant, First Hawaiian Bank and Wellington Management Company, LLP dated January 27, 1995, is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

(d)(3) Amended and Restated Investment Sub-Advisory Agreement by and among the Registrant, First Hawaiian Bank and Wellington Management Company, LLP dated April 30, 1996, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 30, 1997.

(d)(4) Schedule B dated April 30, 1996, to the Investment Advisory Agreement dated January 27, 1995, between the Registrant and First Hawaiian Bank, is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 30, 1997.

(d)(5) Investment Advisory Agreement between the Registrant and First Hawaiian Bank dated March 31, 1999, is incorporated herein by reference to Exhibit (d)5 of Post-Effective Amendment No. 12 to the Registrants Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 30, 1999.

(d)(6) Investment Sub-Advisory Agreement by and among the Registrant, First Hawaiian Bank and Wellington Management Company, LLP dated March 31, 1999, is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed April 30, 1999.


(d)(7) Assignment and Assumption Agreement between First Hawaiian Bank and Bishop Street Capital Management dated February 22, 2000 is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed May 1, 2000.



(d)(8) Consent to Assignment and Assumption of the Investment Advisory Agreement between the Bishop Street Funds and First Hawaiian Bank is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed May 1, 2000.




(d)(9) Consent to Assignment and Assumption of the Investment Sub-Advisory Agreement between First Hawaiian Bank and Wellington Management LLP is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed May 1, 2000.



(e)(1) Distribution Agreement between the Registrant and SEI Financial Services Company dated January 27, 1995, is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

(e)(2) Amended and Restated Distribution Agreement between the Registrant and SEI Investments Distribution Co. dated June 10, 1999, is incorporated herein by reference to Exhibit (e)2 of Post-Effective Amendment No. 13 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed June 11, 1999.

(f)      Not Applicable.


(g)(1) Custodian Agreement between the Registrant and Chemical Bank, N.A. dated October 24, 1994, is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.



(g)(2) Custodian Agreement between the Registrant and Union Bank of California, N.A. is filed herewith.


(h)(1) Administration Agreement between the Registrant and SEI Financial Management Corporation dated January 27, 1995, is incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

(h)(2) Transfer Agent Agreement between the Registrant and Supervised Service Company, Inc. dated January 30, 1995, is incorporated herein by reference to Exhibit 9(b) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

(h)(3) Consent to Assignment and Assumption of the Administration Agreement between the Trust and SEI Financial Management Corporation to SEI Fund Resources dated June 1, 1996, is incorporated herein by reference to
         Exhibit 9(c) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 30, 1997.

(i)(1) Opinion and Consent of Counsel as originally filed with the Registrant's Pre-Effective Amendment No. 1 on September 7, 1994, is incorporated herein by reference to Exhibit 10 of Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

(i)(2) Consent of Counsel is incorporated herein by reference to Exhibit (i)2 of Post-Effective Amendment No. 12 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 30, 1999.

(i)(3)   Opinion and Consent of Counsel is filed herewith.

(j) Consent of Independent Auditors (PricewaterhouseCoopers LLP) is filed herewith.

(k)      Not Applicable.

(l)      Not Applicable.

(m)(1) 12b-1 Plan (Class B) dated January 27, 1995 as originally filed with the Registrant's Pre-Effective Amendment No. 1 on September 7, 1994, is incorporated herein by reference to Exhibit 15 of Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

(m)(2) 12b-1 Plan (Class A) dated January 27, 1995, is incorporated herein by reference to Exhibit (m)2 of Post-Effective Amendment No. 13 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed June 11, 1999.

(o)(1) Rule 18f-3 Plan (Class B) as originally filed with the Registrant's Post-Effective Amendment No. 1 on July 31, 1995, is incorporated herein by reference to Exhibit 18 of Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

(o)(2) Rule 18f-3 Plan (Class A) dated May 13, 1999, is incorporated herein by reference to Exhibit (o)2 of Post-Effective Amendment No. 13 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed June 11, 1999.


(o)(3)   Amended Rule 18f-3 Plan (Class A) dated May 13, 1999 is filed herewith.






(p)(1) Code of Ethics for the Bishop Street Funds is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed May 1, 2000.



(p)(2) Code of Ethics for First Hawaiian Bank is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed May 1, 2000.



(p)(3) Code of Ethics for Wellington Management Company, LLP is filed herewith.



(p)(4)   Code of Ethics for SEI Investments Distribution Co. is filed herewith.



(p)(5) Code of Ethics for Bishop Street Capital Management Corporation is filed herewith.


(q) Powers of Attorney for Martin Anderson, Charles E. Carlbom, Philip H. Ching, James L. Huffman, William S. Richardson, Peter F. Sansevero, Manuel R. Sylvester and Joyce S.

         Tsunoda are incorporated herein by reference to Exhibit (p) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 30, 1999.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

         See the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co., other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25. INDEMNIFICATION:

         Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND INVESTMENT SUB-ADVISER:

         Other business, profession, vocation, or employment of a substantial nature in which each director or principal executive officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

FIRST HAWAIIAN BANK

         As of February 22, 2000, Bishop Street Capital Management serves as adviser to the Funds. Bishop Street Capital Management is an investment adviser registered under the Investment Advisers Act of 1940.


         For the fiscal year ended December 31, 1999, First Hawaiian Bank was the adviser for the Registrant's Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, Money Market Fund and Treasury Money Market Fund. First Hawaiian Bank is an investment adviser registered under the Investment Advisers Act of 1940. The principal business address of First Hawaiian Bank and BancWest Corporation is 999 Bishop Street, Honolulu, Hawaii 96813. The principal business address for Bank of the West is 180 Montgomery Street, San Francisco, California 94104. The principal business address for HighMark Capital Management, Inc. is 475 Sansome Street, Suite 1400, San Francisco, California 94111.



         NAME AND POSITION
          WITH INVESTMENT               NAME OF OTHER                           CONNECTION WITH
              ADVISER                       COMPANY                              OTHER COMPANY
         -----------------              -------------                     -----------------------------------
Robert A. Alm                         First Hawaiian Bank                 Executive Vice President
President                             First Hawaiian Insurance Inc.       Executive Vice President
                                      First Hawaiian Foundation           Director

William E. Atwater                    First Hawaiian Bank                 Executive Vice President, General
Vice President & Assistant                                                Counsel, Secretary
Secretary                             BancWest Corp.                      Senior Vice President, General
                                                                          Counsel & Secretary
                                      FHI International, Inc.             Vice President & Secretary
                                      FHL Lease Holding Company, Inc.     Vice President & Secretary
                                      FHL SPC ONE, Inc.                   Secretary

Walter A. Dods, Jr.                   BancWest Corporation                          Chairman Chief Executive Officer
Director                                                                            & Director

                                      First Hawaiian Bank                           Chairman Chief Executive Officer
                                                                                    & Director
                                      Bank of the West                              Director
                                      FHL Lease Holding Company, Inc.               Director
                                      FHI International, Inc.                       Director, President & CEO
                                      FHL SPC ONE, Inc.                             Director, Chairman & CEO
                                      First Hawaiian Leasing, Inc.                  Director
                                      FH Center Inc.                                Director, Chairman & President
                                      FHB Properties, Inc.                          Director, Chairman & CEO
                                      First Hawaiian Insurance Inc.                 Director, Chairman & CEO
                                      First Hawaiian Real Estate                    Director, Chairman & CEO
                                      Holdings, Inc.
                                      Pacific One Dealer Center, Inc.               Director & Chairman
                                      Real Estate Delivery, Inc.                    Director & Chairman

James D. Dresser                                       --                                              --
Vice President

Anthony D. Goo                        First Hawaiian Bank                           Senior Vice President
Senior Vice President & Chief
Investment Officer

Bradford L. Harrison                                   --                                              --
Vice President

Donald G. Horner                      First Hawaiian Bank                           Vice Chairman
Director
                                      BancWest Corp.                                Executive Vice President
                                      FHL SPC ONE, Inc.                             Director & Vice President
                                      FHL Lease Holding Company, Inc.               Director
                                      FHB Properties, Inc.                          Director & Vice President
                                      First Hawaiian Leasing, Inc.                  Director
                                      FH Center Inc.                                Director
                                      First Hawaiian Insurance Inc.                 Director & President
                                      First Hawaiian Real Estate                    Director & Executive Vice
                                      Holdings, Inc.                                President
                                      Pacific One Dealer Center, Inc.               Director, President & CEO
                                      Real Estate Delivery, Inc.                    Director & Vice President
                                      First Hawaiian Foundation                     Director & Vice President

Howard H. Karr                        First Hawaiian Bank                           Vice Chairman
Director

Stephanie T. Katayama                 Banc West Corp.                               Executive Vice President & CFO
Compliance & Information              FHI International, Inc.                       Director, Vice President & Treasurer
Director                              FHL SPC ONE, Inc.                             Director
                                      FLC Lease Holding Company, Inc.               Director
                                      First Hawaiian Leasing, Inc.                  Director
                                      FH Center Inc.                                Director, Vice President & Treasurer
                                      FHB Properties, Inc.                          Director, Vice President & Treasurer
                                      First Hawaiian Insurance Inc.                 Director & Vice Chairman
                                      First Hawaiian Real Estate Holdings, Inc.     Director & Treasurer
                                      Pacific One Dealer Center, Inc.               Director & Treasurer
                                      Real Estate Delivery, Inc.                    Director, Vice President & Treasurer
                                      First Hawaiian Foundation                     Director & Treasurer


Michael R. Masuda                     First Hawaiian Bank                           Deputy Manager
Senior Vice President & Senior
Operating Officer

Don J. McGrath                        BancWest Corporation                          Director, President & Chief
Director                                                                            Operating Officer

                                      First Hawaiian Bank                           Director

John K. Tsui                          First Hawaiian Bank                           Director, President & Chief
Director, Chairman & Chief                                                          Operating  Officer
Executive Officer
                                      BancWest Corp.                                Director, Vice Chairman &
                                                                                    Chief Credit Officer
                                      FHL Leasing Company, Inc.                     Director, Chairman & CEO
                                      FHL SPC ONE, Inc.                             Director & President
                                      FHI International, Inc.                       Director
                                      FH Center Inc.                                Director & Vice President
                                      FHB Properties, Inc.                          Director & President
                                      First Hawaiian Insurance Inc.                 Director & Vice Chairman
                                      First Hawaiian Leasing, Inc.                  Director, Chairman & CEO
                                      First Hawaiian Real Estate                    Director & President
                                      Holdings, Inc.
                                      Pacific One Dealer Center, Inc.               Director
                                      Real Estate Delivery, Inc.                    Director & President
                                      First Hawaiian Foundation                     Director & Vice President

Albert M. Yamada                      First Hawaiian Bank                           Executive Vice President & Chief
Vice President & Secretary                                                          Financial Officer
                                      BancWest Corp.                                Assistant Treasurer
                                      FHI International, Inc.                       Assistant Treasurer
                                      FHL Lease Holding Company, Inc.               Vice President & Assistant Treasurer
                                      FHL SPC ONE, Inc.                             Treasurer
                                      FH Center Inc.                                Assistant Treasurer
                                      FHB Properties, Inc.                          Assistant Treasurer
                                      First Hawaiian Insurance Inc.                 Treasurer
                                      First Hawaiian Leasing, Inc.                  Vice President & Treasurer
                                      First Hawaiian Real Estate                    Assistant Treasurer
                                      Holdings, Inc.
                                      Pacific One Dealer Center, Inc.               Assistant Treasurer
                                      Real Estate Delivery, Inc.                    Assistant Treasurer
                                      First Hawaiian Foundation                     Director
                                      The Bankers Club, Inc.                        Treasurer & Assistant Secretary
                                      Center Club, Inc.                             Treasurer

WELLINGTON MANAGEMENT COMPANY, LLP


         Wellington Management Company, LLP ("Wellington") is a sub-adviser for the Registrant's Money Market Fund and Treasury Money Market Fund. The principal business address of Wellington is 75 State Street, Boston, Massachusetts 02109. Wellington is an investment adviser registered under the Investment Advisers Act of 1940. The principal business address for Wellington Hedge Management, Inc., Wellington Management International, Wellington Sales Corporation and Wellington Trust Company, NA is the same as Wellington Management Company. The principal business address for Wellington International Management Company Pte Ltd. is Six Battery Road, Ste. 17-06, Singapore 049909. The principal business address for Wellington Global Administrator, Ltd., Wellington Global Holdings, Ltd. and Wellington Management Global Holdings, Ltd. is Clarendon House, 2 Church Street, PO Box HM 666, Hamilton HMCX, Bermuda. The principal business address for Wellington Luxembourg SCA is 33, Boulevard Prince Henri, L-2014 Luxembourg.



         NAME AND POSITION
          WITH INVESTMENT                      NAME OF OTHER                    CONNECTION WITH
              ADVISER                             COMPANY                        OTHER COMPANY
         -----------------                     -------------              -----------------------------------
Kenneth Lee Abrams                                    --                                  --
Partner

Nicholas Charles Adams                                --                                  --
Partner

Rand Lawrence Alexander                               --                                  --
Partner

Deborah Louise Allinson               Wellington Trust Company, NA        Vice President
Partner

Steven C. Angeli                                      --                                  --
Partner

James Halsey Averill                                  --                                  --
Partner

John F. Averill                       Wellington Hedge Management, Inc.   Vice President
Partner

Karl E. Bandtel                       Wellington Global Administrator,    Sr. Vice President
Partner                               Ltd.

                                      Wellington Global Holdings, Ltd.    Sr. Vice President

                                      Wellington Hedge Management, Inc.   Sr. Vice President

Mark James Beckwith                                   --                                  --
Partner

Kevin J. Blake                                        --                                  --
Partner

William Nicholas Booth                                --                                  --
Partner

         NAME AND POSITION
          WITH INVESTMENT                      NAME OF OTHER                    CONNECTION WITH
              ADVISER                             COMPANY                        OTHER COMPANY
         -----------------                     -------------              -----------------------------------
Paul Braverman                        Wellington Global Administrator,    Treasurer
Partner                               Ltd.

                                      Wellington Global Holdings, Ltd.    Treasurer

                                      Wellington Hedge Management, Inc.   Treasurer

                                      Wellington International
                                      Management Company Pte Ltd.         Director

                                      Wellington Management Global
                                      Holdings, Ltd.                      Treasurer

                                      Wellington Management
                                      International, LLP                  Partner & CFO

                                      Wellington Sales Corporation        President and Treasurer

                                      Wellington Trust Company, NA
                                                                          Vice President and
                                                                          Treasurer/Cashier

Robert A. Bruno                                       --                                  --
Partner

Maryann Evelyn Carroll                                --                                  --
Partner

Pamela Dippel                         Wellington Trust Company, NA        Vice President
Partner

Robert Lloyd Evans                                    --                                  --
Partner

Lisa de la Fuente Finkel              Wellington Global Administrator,    Sr. Vice President & Director
Partner                               Ltd.

                                      Wellington Global Holdings, Ltd.    Director

                                      Wellington Hedge Management, Inc.   Sr. Vice President

                                      Wellington Luxembourg S.C.A.        Supervisory Board

                                      Wellington Management Global
                                      Holdings, Ltd.                      Director

                                      Wellington Sales Corporation        Sr. Vice President & Director

Mark T. Flaherty                      Wellington Trust Company, NA        Vice President
Partner

         NAME AND POSITION
          WITH INVESTMENT                      NAME OF OTHER                    CONNECTION WITH
              ADVISER                             COMPANY                        OTHER COMPANY
         -----------------                     -------------              -----------------------------------
Charles Townsend Freeman                              --                                  --
Partner

Laurie Allen Gabriel                  Wellington Global Administrator,    Sr. Vice President
Managing Partner                      Ltd.

                                      Wellington Hedge Management, Inc.   Sr. Vice President & Director

                                      Wellington Trust Company, NA        Vice President

John Herrick Gooch                    Wellington Global Administrator,    President & Director
Partner                               Ltd.

                                      Wellington Global Holdings, Ltd.    President & Director

                                      Wellington Hedge Management, Inc.   President

                                      Wellington Management Global

                                      Holdings, Ltd.                      President & Director

                                      Wellington Management

                                      International, LLP                  Partner

                                      Wellington Trust Company, NA        Vice President & Director

Nicholas Peter Greville               Wellington Global Administrator,    Sr. Vice President
Partner                               Ltd.

                                      Wellington Global Holdings, Ltd.    Sr. Vice President

                                      Wellington International
                                      Management Company Pte Ltd.         Director

                                      Wellington Management               Partner
                                      International, LLP

Paul J. Hamel                         Wellington Trust Company, NA        Vice President & Bank Information
Partner                                                                   Systems Officer

Lucius Tuttle Hill, III                               --                                  --
Partner

Jean M. Hynes                                         --                                  --
Partner

         NAME AND POSITION
          WITH INVESTMENT                      NAME OF OTHER                    CONNECTION WITH
              ADVISER                             COMPANY                        OTHER COMPANY
         -----------------                     -------------              -----------------------------------
Paul David Kaplan                     Wellington Global Administrator,    Director
Partner                               Ltd.

                                      Wellington Global Holdings, Ltd.    Director

                                      Wellington Management Global        Director
                                      Holdings, Ltd.

John Charles Keogh                    Wellington Trust Company, NA        Vice President
Partner

George Cabot Lodge, Jr.               Wellington Global Administrator,    Sr. Vice President
Partner                               Ltd.

                                      Wellington Hedge Management, Inc.   Sr. Vice President

Nancy Therese Lukitsh                 Wellington Global Administrator,    Sr. Vice President
Partner                               Ltd.

                                      Wellington Hedge Management, Inc.   Sr. Vice President

                                      Wellington Trust Company, NA        Vice President & Director

Mark Thomas Lynch                                     --                                  --
Partner

Christine Smith Manfredi              Wellington Global Administrator,    Sr. Vice President
Partner                               Ltd.

                                      Wellington Global Holdings, Ltd.    Sr. Vice President

                                      Wellington Hedge Management, Inc.   Sr. Vice President

                                      Wellington Trust Company, NA        Vice President

Earl Edward McEvoy                                    --                                  --
Partner

         NAME AND POSITION
          WITH INVESTMENT                      NAME OF OTHER                    CONNECTION WITH
              ADVISER                             COMPANY                        OTHER COMPANY
         -----------------                     -------------              -----------------------------------
Duncan Mathieu McFarland              Wellington Global Administrator,    Chairman & Director
Managing Partner                      Ltd.

                                      Wellington Global Holdings, Ltd.    Chairman & Director

                                      Wellington Hedge Management, Inc.   Chairman & Director

                                      Wellington International            Director
                                      Management Company Pte Ltd.

                                      Wellington Management Global        Chairman & Director
                                      Holdings Ltd.

                                      Wellington Management               Partner
                                      International, LLP

                                      Wellington Trust Company, NA        Chairman of the Board & Director

Paul Mulford Mecray, III                              --                                  --
Partner

Matthew Edward Megargel                               --                                  --
Partner

James Nelson Mordy                                    --                                  --
Partner

Diane Carol Nordin                    Wellington Global Administrator,    Sr. Vice President
Partner                               Ltd.

                                      Wellington Hedge Management, Inc.   Sr. Vice President

Stephen T. O'Brien                                    --                                  --
Partner

Andrew S. Offit                                       --                                  --
Partner

Edward Paul Owens                                     --                                  --
Partner

Saul Joseph Pannell                                   --                                  --
Partner

Thomas Louis Pappas                                   --                                  --
Partner

         NAME AND POSITION
          WITH INVESTMENT                      NAME OF OTHER                    CONNECTION WITH
              ADVISER                             COMPANY                        OTHER COMPANY
         -----------------                     -------------              -----------------------------------
Jonathan Martin Payson                Wellington Global Administrator,    Director
Partner                               Ltd.

                                      Wellington Global Holdings, Ltd.    Director

                                      Wellington Management Global        Director
                                      Holdings, Ltd.

                                      Wellington Sales Corporation        Sr. Vice President

                                      Wellington Trust Company, NA        President & Director

Philip H. Perelmuter                                  --                                  --
Partner

Robert Douglas Rands                                  --                                  --
Partner

Eugene Edward Record, Jr.             Wellington Trust Company, NA        Vice President
Partner

James Albert Rullo                                    --                                  --
Partner

John Robert Ryan                      Wellington Hedge Management, Inc.   Director
Managing Partner

Joseph Harold Schwartz                                --                                  --
Partner

James H. Shakin                                       --                                  --
Partner

Theodore Shasta                                       --                                  --
Partner

Binkley Calhoun Shorts                                --                                  --
Partner

Scott E. Simpson                      Wellington Hedge Management, Inc.   Vice President
Partner

Trond Skramstad                                       --                                  --
Partner

Catherine Anne Smith                                  --                                  --
Partner

Stephen Albert Soderberg                              --                                  --
Partner

         NAME AND POSITION
          WITH INVESTMENT                      NAME OF OTHER                    CONNECTION WITH
              ADVISER                             COMPANY                        OTHER COMPANY
         -----------------                     -------------              -----------------------------------
Eric Stromquist                       Wellington Hedge Management, Inc.   Sr. Vice President
Partner

Brendan James Swords                  Wellington Global Administrator,    Sr. Vice President
Partner                               Ltd.

                                      Wellington Hedge Management, Inc.   Sr. Vice President

Harriett Tee Taggart                                  --                                  --
Partner

Perry Marques Traquina                                --                                  --
Partner

Gene Roger Tremblay                                   --                                  --
Partner

Michael Aaron Tyler                                   --                                  --
Partner

Mary Ann Tynan                        Wellington Luxembourg S.C.A.        Supervisory Board
Partner
                                      Wellington Management               Partner & Compliance Officer
                                      International, LLP

                                                                          Sr. Vice President, Clerk &
                                      Wellington Sales Corporation        Director

                                      Wellington Trust Company, NA        Vice President & Trust Officer

Clare Villari                                         --                                  --
Partner

Ernst Hans von Metzsch                Wellington Global Administrator,    Sr. Vice President
Partner                               Ltd.

                                      Wellington Global Holdings, Ltd.    Sr. Vice President

                                      Wellington Hedge Management, Inc.   Sr. Vice  President

         NAME AND POSITION
          WITH INVESTMENT                      NAME OF OTHER                    CONNECTION WITH
              ADVISER                             COMPANY                        OTHER COMPANY
         -----------------                     -------------              -----------------------------------
James Leland Walters                  Wellington Global Administrator,    Deputy Chairman & Director
Partner                               Ltd.

                                      Wellington Global Holdings, Ltd.    Deputy Chairman & Director

                                      Wellington International            Director
                                      Management Company Pte Ltd.

                                      Wellington Luxembourg S.C.A.        Supervisory Board

                                      Wellington Management Global        Deputy Chairman, Sr. Vice
                                      Holdings, Inc.                      President & Director

                                      Wellington Sales Corporation        Sr. Vice President, Assistant
                                                                          Clerk & Director

                                      Wellington Trust Company, NA        Trust Counsel & Director

Kim Williams                                          --                                  --
Partner

Francis Vincent Wisneski, Jr.                         --                                  --
Partner


ITEM 27.  PRINCIPAL UNDERWRITER:

         (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


SEI Daily Income Trust                                 July 15, 1982
SEI Liquid Asset Trust                                 November 29, 1982
SEI Tax Exempt Trust                                   December 3, 1982
SEI Index Funds                                        July 10, 1985
SEI Institutional Managed Trust                        January 22, 1987
SEI Institutional International Trust                  August 30, 1988
The Advisors' Inner Circle Fund                        November 14, 1991
The Pillar Funds                                       February 28, 1992
CUFUND                                                 May 1, 1992
STI Classic Funds                                      May 29, 1992
First American Funds, Inc.                             November 1, 1992
First American Investment Funds, Inc.                  November 1, 1992
The Arbor Fund                                         January 28, 1993
The PBHG Funds, Inc.                                   July 16, 1993
STI Classic Variable Trust                             August 18, 1995
ARK Funds                                              November 1, 1995
Huntington Funds                                       January 11, 1996

SEI Asset Allocation Trust                             April 1, 1996
TIP Funds                                              April 28, 1996
SEI Institutional Investments Trust                    June 14, 1996
First American Strategy Funds, Inc.                    October 1, 1996
HighMark Funds                                         February 15, 1997
Armada Funds                                           March 8, 1997
PBHG Insurance Series Fund, Inc.                       April 1, 1997
The Expedition Funds                                   June 9, 1997
Alpha Select Funds                                     January 1, 1998
Oak Associates Funds                                   February 27, 1998
The Nevis Fund, Inc.                                   June 29, 1998
CNI Charter Funds                                      April 1, 1999
The Armada Advantage Fund                              May 1, 1999
Amerindo Funds, Inc.                                   July 13, 1999
Huntington VA Fund                                     October 15, 1999
Friends Ivory Funds                                    December 16, 1999
IShares Inc.                                           January 28, 2000
SEI Insurance Products Trust                           March 29, 2000
IShares Trust                                          April 25, 2000
Pitcairn Funds                                         August 25, 2000
First Omaha Funds, Inc.                                October 1, 2000
JohnsonFamily Funds, Inc.                              November 1, 2000
Millennium Funds, Inc.                                 November 1, 2000



The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

         (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is SEI Investments Distribution Co., Oaks, PA 19456.


Name                         Position and Office with Underwriter    Positions and Offices with Registrant
----                         ------------------------------------    -------------------------------------
Alfred P. West, Jr.          Director, Chairman of the Board of                         --
                             Directors

Richard B. Lieb              Director, Executive Vice President                         --
Carmen V. Romeo              Director                                                   --
Mark J. Held                 President & Chief Operating Officer                        --
Dennis J. McGonigle          Executive Vice President                                   --
Robert M. Silvestri          Chief Financial Officer & Treasurer                        --
Leo J. Dolan, Jr.            Senior Vice President                                      --
Carl A. Guarino              Senior Vice President                                      --
Larry Hutchison              Senior Vice President                                      --
Jack May                     Senior Vice President                                      --
Hartland J. McKeown          Senior Vice President                                      --
Kevin P. Robins              Senior Vice President                                      --
Patrick K. Walsh             Senior Vice President                                      --
Robert Aller                 Vice President                                             --
John D. Anderson             Vice President & Managing Director                         --
Timothy D. Barto             Vice President & Assistant Secretary      Vice President & Assistant Secretary
Gordon W. Carpenter          Vice President                                             --

Todd Cipperman               Senior Vice President & General Counsel   Vice President & Assistant Secretary
Robert Crudup                Vice President & Managing Director                         --
Richard A. Deak              Vice President & Assistant Director                        --
Scott W. Dellorfano          Vice President & Managing Director                         --
Barbara Doyne                Vice President                                             --
Jeff Drennen                 Vice President                                             --
Scott C. Fanatico            Vice President & Managing Director                         --
Vic Galef                    Vice President & Managing Director                         --
Steven A. Gardner            Vice President & Managing Director                         --
Lydia A. Gavalis             Vice President & Assistant Secretary      Vice President & Assistant Secretary
Greg Gettinger               Vice President & Assistant Secretary                       --
Kathy Heilig                 Vice President                                             --
Jeff Jacobs                  Vice President                                             --
Samuel King                  Vice President                                             --
John Kirk                    Vice President & Managing Director                         --
Kim Kirk                     Vice President & Managing Director                         --
John Krzeminski              Vice President & Managing Director                         --
Alan H. Lauder               Vice President                                             --
Paul Lonergan                Vice President & Managing Director                         --
Ellen Marquis                Vice President                                             --
Christine M. McCullough      Vice President & Assistant Secretary      Vice President & Assistant Secretary
Carolyn McLaurin             Vice President & Managing Director                         --
Mark Nagle                   Vice President                                             --
Joanne Nelson                Vice President                                             --
Cynthia M. Parrish           Vice President & Secretary                                 --
Rob Redican                  Vice President                                             --
Maria Rinehart               Vice President                                             --
Steve Smith                  Vice President                                             --
Daniel Spaventa              Vice President                                             --
Kathryn L. Stanton           Vice President                                             --
Lori L. White                Vice President & Assistant Secretary                       --
Wayne M. Withrow             Senior Vice President                                      --
Wiliam E. Zitelli            Vice President & Assistant Secretary                       --



ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31(a)-1(b); (2)(a) and (b); (3);
(6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

                  Chase Manhattan Bank
                  4 New York Plaza
                  New York, New York  10004

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and
(D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

                  SEI Investments Mutual Funds Services
                  Oaks, Pennsylvania 19456

         (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
the required books and records are maintained at the principal offices of the Registrant's Adviser and Sub-Adviser:

         Bishop Street Capital Management     Wellington Management Company, LLP
         999 Bishop Street                    75 State Street
         Honolulu, Hawaii 96813               Boston, Massachusetts 02109

ITEM 29. MANAGEMENT SERVICES:

         None.

ITEM 30: UNDERTAKINGS:

         Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the appropriate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

         Registrant hereby undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

         Registrant undertakes to furnish each person to whom a prospectus for any series of the Registrant is delivered with a copy of the Registrant's latest annual report to shareholders for such series, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charges.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 15 to Registration Statement No. 33-80514 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Honolulu, State of Hawaii on the 27 day of April, 2001.



                                    By: /s/ Robert Nesher
                                        ------------------------------
                                    Robert A. Nesher
                                    President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


              *                    Trustee                        April 27, 2001
---------------------------
Martin Anderson

              *                    Trustee                        April 27, 2001
---------------------------
Charles E. Carlbom

              *                    Trustee                        April 27, 2001
---------------------------
Philip H. Ching

              *                    Trustee                        April 27, 2001
---------------------------
James L. Huffman

              *                    Trustee                        April 27, 2001
---------------------------
William S. Richardson

              *                    Trustee                        April 27, 2001
---------------------------
Peter F. Sansevero

              *                    Trustee                        April 27, 2001
---------------------------
Manuel R. Sylvester

              *                    Trustee                        April 27, 2001
---------------------------
Joyce S. Tsunoda

/s/ Christopher Salfi              Treasurer and Controller       April 27, 2001
---------------------------
Christopher F. Salfi

/s/ Robert Nesher                  President and Trustee          April 27, 2001
---------------------------
Robert A. Nesher


*By: /s/ Robert Nesher
     -----------------------------
    Robert A. Nesher
    Attorney-in-Fact

                                  EXHIBIT INDEX

NAME                       EXHIBIT
EX-99.A(1)    Agreement and Declaration of Trust of the Registrant dated May 25,
              1994, as originally filed with the Registrant's Registration on
              June 20, 1994, is incorporated herein by reference to Exhibit 1 of
              Post-Effective Amendment No. 3 to the Registrant's Registration
              Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.A(2)    Amended and Restated Agreement and Declaration of Trust as
              originally filed with the Registrant's Pre-Effective Amendment No.
              1 on Form N-1A (File No. 33-80514) with the SEC on September 7,
              1994, is incorporated herein by reference to Post-Effective
              Amendment No. 3 to the Registrant's Registration Statement, as
              filed February 29, 1996.

EX-99.B(1)    By-Laws of the Registrant as originally filed with the
              Registrant's Registration Statement with SEC on Form N-1A (File
              No. 33-80514) on June 20, 1994, are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 3 to the
              Registrant's Registration Statement, as filed February 29, 1996.

EX-99.B(2)    Amended By-Laws of the Registrant as originally filed with the
              Registrant's Pre-Effective Amendment No. 1 filed with the SEC on
              Form N-1A (File No. 33-80514) on September 7, 1994, are
              incorporated herein by reference to Exhibit 2(a) of Post-Effective
              Amendment No. 3 to the Registrant's Registration Statement, as
              filed February 29, 1996.

EX-99.B(3)    Amended By-Laws of the Registrant are incorporated herein by reference to Exhibit 2(b) of Post-Effective Amendment No. 7 to the
              Registrant's Registration Statement filed with the SEC on Form
              N-1A (File No. 33-80514), as filed February 26, 1998.

EX-99.D(1)    Investment Advisory Agreement between the Registrant and First
              Hawaiian Bank dated January 25, 1995, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 3 to the
              Registrant's Registration Statement filed with the SEC on Form
              N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.D(2)    Investment Sub-Advisory Agreement by and among the Registrant,
              First Hawaiian Bank and Wellington Management Company, LLP dated
              January 27, 1995, is incorporated herein by reference to Exhibit
              5(b) of Post-Effective Amendment No. 3 to the Registrant's
              Registration Statement filed with the SEC on Form N-1A (File No.
              33-80514), as filed February 29, 1996.

EX-99.D(3)    Amended and Restated Investment Sub-Advisory Agreement by and
              among the Registrant, First Hawaiian Bank and Wellington
              Management Company, LLP dated April 30, 1996, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment
              No. 5 to the Registrant's Registration Statement filed with the
              SEC on Form N-1A (File No. 33-80514), as filed April 30, 1997.

EX-99.D(4)    Schedule B dated April 30, 1996, to the Investment Advisory
              Agreement dated January 27, 1995, between the Registrant and First
              Hawaiian Bank, is incorporated herein by reference to Exhibit 5(d)
              of Post-Effective Amendment

NAME                       EXHIBIT
              No. 5 to the Registrant's Registration Statement filed with the
              SEC on Form N-1A (File No. 33-80514), as filed April 30, 1997.

EX-99.D(5)    Investment Advisory Agreement between the Registrant and First
              Hawaiian Bank dated March 31, 1999, is incorporated herein by reference to Exhibit (d)5 of Post-Effective Amendment No. 12 to
              the Registrant's Registration Statement filed with the SEC on Form
              N-1A (File No. 33-80514), as filed April 30, 1999.

EX-99.D(6)    Investment Sub-Advisory Agreement by and among the Registrant,
              First Hawaiian Bank and Wellington Management Company, LLP dated
              March 31, 1999, is incorporated herein by reference to Exhibit
              (d)6 of Post-Effective Amendment No. 12 to the Registrant's
              Registration Statement filed with the SEC on Form N-1A (File No.
              33-80514), as filed April 30, 1999.

EX.99.D(7)    Assignment and Assumption Agreement between First Hawaiian Bank and Bishop Street Capital Management dated February 22, 2000 is incorporated herein by reference to Exhibit (d)(7) of
              Post-Effective Amendment No. 14 to the Registrant's Registration
              Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed May 1, 2000.

EX.99.D(8)    Consent to Assignment and Assumption of the Investment Advisory
              Agreement between the Bishop Street Funds and First Hawaiian Bank is incorporated herein by reference to Exhibit (d)(8) of
              Post-Effective Amendment No. 14 to the Registrant's Registration
              Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed May 1, 2000.

EX.99.D(9)    Consent to Assignment and Assumption of the Investment
              Sub-Advisory Agreement between First Hawaiian Bank and Wellington
              Management LLP is incorporated herein by reference to Exhibit
              (d)(9) of Post-Effective Amendment No. 14 to the Registrant's
              Registration Statement filed with the SEC on Form N-1A (File No.
              33-80514), as filed May 1, 2000.

EX-99.E(1)    Distribution Agreement between the Registrant and SEI Financial
              Services Company dated January 27, 1995, is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 3 to the
              Registrant's Registration Statement filed with the SEC on Form
              N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.E(2)    Amended and Restated Distribution Agreement between the Registrant and SEI Investments Distribution Co. dated June 10, 1999, is incorporated herein by reference to Exhibit (e)2 of Post-Effective
              Amendment No. 13 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed June 11,
              1999.

EX.99.G(1)    Custodian Agreement between the Registrant and Chemical Bank,
              N.A., is incorporated herein by reference to Exhibit 8 of
              Post-Effective Amendment No. 3 to the Registrant's Registration
              Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

EX.99.G(2)    Custodian Agreement between the Registrant and Union Bank of
              California, N.A. is filed herewith.

EX-99.H(1)    Administration Agreement between the Registrant and SEI Financial
              Management Corporation dated January 20, 1995, is incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment
              No. 3 to the Registrant's Registration Statement filed with the
              SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.H(2)    Transfer Agent Agreement between the Registrant and Supervised
              Service Company, Inc. dated January 30, 1995, is incorporated herein by reference to Exhibit 9(b) of Post-Effective Amendment
              No. 3 to the Registrant's Registration Statement on Form N-1A
              (File No. 33-80514), as filed February 29, 1996.

EX-99.H(3)    Consent to Assignment and Assumption of the Administration
              Agreement between the Trust and SEI Financial Management
              Corporation to SEI Fund Resources dated June 1, 1996, is
              incorporated herein by reference to Exhibit 9(c) of Post-Effective
              Amendment No. 5 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 30,
              1997.

EX-99.I(1)    Opinion and Consent of Counsel as originally filed with the
              Registrant's Pre-Effective Amendment No. 1 on September 7, 1994,
              is incorporated herein by reference to Exhibit 10 of
              Post-Effective Amendment No. 3 to the Registrant's Registration
              Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.I(2)    Consent of Counsel is incorporated herein by reference to Exhibit
              (i)2 of Post-Effective Amendment No. 12 to the Registrant's
              Registration Statement filed with the SEC on Form N-1A (File
              No. 33-80514), as filed April 30, 1999.

EX-99.I(3)    Opinion and Consent of Counsel is filed herewith.

EX-99.J Consent of Independent Auditors (PricewaterhouseCoopers LLP) is filed herewith.

EX-99.M(1)    12b-1 Plan (Class B) dated January 27, 1995 as originally filed with the Registrant's Pre-Effective Amendment No. 1 on September
              7, 1994, is incorporated herein by reference to Exhibit 15 of
              Post-Effective Amendment No. 3 to the Registrant's Registration
              Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.M(2)    12b-1 Plan (Class A) dated January 27, 1995, is incorporated herein by reference to Exhibit (m)2 of Post-Effective Amendment
              No. 13 to the Registrant's Registration Statement filed with the
              SEC on Form N-1A (File No. 33-80514), as filed June 11, 1999.

EX-99.O(1)    Rule 18f-3 Plan (Class B) as originally filed with the
              Registrant's Post-Effective Amendment No. 1 on July 31, 1995, is
              incorporated herein by reference to Exhibit 18 of Post-Effective
              Amendment No. 3 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February
              29, 1996.

EX-99.O(2)    Rule 18f-3 Plan (Class A) dated May 13, 1999, is incorporated herein by reference to Exhibit (o)2 of Post-Effective Amendment
              No. 13 to the Registrant's Registration Statement filed with the
              SEC on Form N-1A (File No. 33-80514), as filed June 11, 1999.

EX.99.O(3)    Amended Rule 18f-3 Plan (Class A) dated May 13, 1999 is filed herewith.

EX.99.P(1)    Code of Ethics for the Bishop Street Funds is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 14
              to the Registrant's

              Registration Statement filed with the SEC on Form N-1A (File No.
              33-80514), as filed May 1, 2000.

EX.99.P(2)    Code of Ethics for First Hawaiian Bank is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 14 to
              the Registrant's Registration Statement filed with the SEC on Form
              N-1A (File No. 33-80514), as filed May 1, 2000.

EX.99.P(3)    Code of Ethics for Wellington Management Company, LLP is filed herewith.

EX.99.P(4)    Code of Ethics for SEI Investments Distribution Co. is filed herewith.

EX.99.P(5)    Code of Ethics for Bishop Street Capital Management Corporation is
              filed herewith.

EX-99.Q       Powers of Attorney for Martin Anderson, Charles E. Carlbom, Philip
              H. Ching, James L. Huffman, William S. Richardson, Peter F.
              Sansevero, Manuel R. Sylvester and Joyce S. Tsunoda are incorporated herein by reference to Exhibit (p) of Post-Effective
              Amendment No. 12 to the Registrant's Registration Statement on
              Form N-1A (File No. 33-80514), as filed April 30, 1999.